united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number      811-08228

                  The Timothy Plan

(Exact name of registrant as specified in charter)

The Timothy Plan
1055 Maitland Center Commons
Maitland, FL 32751

(Address of principal executive offices)          (Zip code)

William Murphy

Unified Fund Services, Inc.
2960 N. Meridian St, Ste 300.
Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:     800-846-7526

Date of fiscal year end:      12/31

Date of reporting period:     06/30/2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

     SEMI - Annual

     ReporT

     June 30, 2009

Timothy Plan Family of Funds:

Small Cap Value Fund

Large/Mid Cap Value Fund

Fixed Income Fund

Aggressive Growth Fund

Large/Mid Cap Growth Fund

Strategic Growth Fund

Conservative Growth Fund

Money Market Fund

High Yield Bond Fund

International Fund

LETTER FROM THE PRESIDENT

June 30, 2009

ARTHUR D. ALLY

Dear Shareholder:

I am quite confident that all of you felt somewhat better reviewing your second quarter account statements than you did after the first quarter. Following two abysmal months (January and February) the market finally started to turn around in March and has continued to post positive performance each month through June and even into July. Whether this will continue is anyone’s guess.

Some pundits have claimed the recession is over while others predict a worse scenario leading to serious deflation while still others are predicting high inflation. To make matters worse, all these camps can quote a variety of economic data and statistics to justify their opinions – but that is all they really are – opinions.

So, you might ask, where does that leave us? However entertaining or disconcerting these discussions and debates may be, we place very little stock in rhetoric and try to focus on what we believe to be realities, i.e.:

•	Regardless of the extremely liberal actions of our current leadership in Washington, America has a huge economy that should be able to survive whatever “changes” they may conjure up.

•	We believe our team of money manager / sub-advisors are among the best in the industry.

•	Our sub-advisors’ blended wisdom projects a lot of choppiness in the markets for the remainder of the year but with an upward bias. Of course, this is our opinion and cannot be considered a guarantee.

•	A well diversified, well managed portfolio has, historically, proven to be a successful approach to investing and we believe that should continue to be the case.

•	When making investment decisions, the emotions of fear, greed and panic are not your friends.

In order to better enable us to react to rather rapidly changing economic conditions, we are in the process of developing a new, defensive strategies fund to add to the mix of mutual funds in our family. Since this has just recently been filed with the SEC, I cannot make any further comments on the new fund at this time except to say we are hopeful to have it available for investment in early November.

We hope you understand just how seriously we take our responsibility for the trust you have placed in us to morally, ethically and economically look after your investment assets. Thank you once again for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally

President

Letter From The President [1 ]

FUND PROFILE

June 30, 2009  TIMOTHY PLAN SMALL CAP VALUE FUND

FUND PROFILE (unaudited):

Top Ten Holdings		Industries
(% of Net Assets)		(% of Net Assets)

ManTech International Corp. - Class A	2.65%	Industrials	29.63%
Astec Industries, Inc.	2.61%	Financials	19.27%
Avista Corp.	2.56%	Consumer Discretionary	13.48%
Texas Capital Bancshares, Inc.	2.55%	Information Technology	11.31%
Chattem, Inc.	2.51%	Consumer Staples	10.09%
Lennox International, Inc.	2.51%	Utilities	7.20%
Brink's Home Security Holdings, Inc.	2.51%	Energy	2.75%
Aptargroup, Inc.	2.49%	Materials	2.49%
Jarden Corp.	2.47%	Health Care	2.39%
Perot Systems Corp. - Class A	2.45%	Short-Term Investments	1.52%
	25.31%	Liabilities in Excess of Other Assets	(0.13)%
			100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2009, through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [2]

FUND PROFILE

June 30, 2009  TIMOTHY PLAN SMALL CAP VALUE FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period* 1/1/2009 through 6/30/2009

Actual - Class A	$ 1,000.00	$ 989.86	$ 7.97

Hypothetical - Class A (5% return before expenses)	$ 1,000.00	$ 1,016.79	$ 8.08

Actual - Class B	$ 1,000.00	$ 985.86	$ 11.65

Hypothetical - Class B (5% return before expenses)	$ 1,000.00	$ 1,013.06	$ 11.81

Actual - Class C	$ 1,000.00	$ 985.95	$ 11.65

Hypothetical - Class C (5% return before expenses)	$ 1,000.00	$ 1,013.07	$ 11.81

*

Expenses are equal to the Fund’s annualized expense ratio of 1.62% for Class A, 2.37% for Class B, and 2.37% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (1.01)% for Class A, (1.41)% for Class B, and (1.40)% for Class C for the six-month period of January 1, 2009, to June 30, 2009.

Timothy Plan Top Ten Holdings / Industries [3]

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

COMMON STOCKS - 94.43%
number of shares		fair value

	AEROSPACE/DEFENSE - 6.85%
73,100	BE Aerospace, Inc. *	$ 1,049,716
45,300	Moog, Inc. - Class A *	1,169,193
34,200	Teledyne Technologies, Inc. *	1,120,050
		3,338,959

	APPLICATIONS SOFTWARE - 2.13%
49,000	Progress Software Corp. *	1,037,330

	BUILDING - MAINTENANCE & SERVICE - 2.21%
62,200	Rollins, Inc.	1,076,682

	BUILDING PRODUCT - AIR & HEATING - 2.51%
38,100	Lennox International, Inc.	1,224,534

	COMMERCIAL BANKS - CENTRAL US - 5.87%
15,308	Bancfirst Corp	529,350
80,526	Texas Capital Bancshares, Inc. *	1,245,737
28,600	UMB Financial Corp.	1,087,086
		2,862,173

	COMMERCIAL BANKS - EASTERN US - 0.50%
9,473	Suffolk Bancorp	242,888

	COMPUTER SERVICES - 2.45%
83,300	Perot Systems Corp. - Class A *	1,193,689

	CONSUMER PRODUCTS - MISCELLANEOUS - 2.47%
64,200	Jarden Corp*	1,203,750

	COSMETICS & TOILETRIES - 2.51%
18,000	Chattem, Inc. *	1,225,800

	DIVERSIFIED MANUFACTURING OPERATIONS - 2.16%
32,298	A.O. Smith Corp.	1,051,946

	ELECTRIC - INTEGRATED - 7.20%
70,000	Avista Corp.	1,246,700
50,100	Cleco Corp.	1,123,242
60,900	Westar Energy, Inc.	1,143,093
		3,513,035

	ENTERPRISE SOFTWARE/SERVICES - 2.65%
30,000	ManTech International Corp. - Class A *	1,291,200

The accompanying notes are an integral part of these financial statements.
Timothy Plan Small Cap Value Fund [4]

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

COMMON STOCKS - 94.43% (continued)
number of shares		fair value

	FINANCE - INVESTMENT BANK/BROKER - 4.54%
67,400	Knight Capital Group, Inc. - Class A *	$ 1,149,170
22,100	Stifel Financial Corp. *	1,062,789
		2,211,959

	FOOD - MISCELLANEOUS/DIVERSIFIED - 3.27%
17,200	Diamond Foods, Inc.	479,880
31,102	J & J Snack Foods Corp.	1,116,562
		1,596,442

	FOOTWEAR & RELATED APPAREL - 2.18%
48,100	Wolverine World Wide, Inc.	1,061,086

	HOTELS & MOTELS - 2.03%
94,100	Marcus Corp.	989,932

	MACHINERY - CONSTRUCTION/MINING - 2.61%
42,900	Astec Industries, Inc. *	1,273,701

	MACHINERY - GENERAL INDUSTRY - 4.30%
25,000	Middleby Corp. *	1,098,000
31,100	Wabtec Corp	1,000,487
		2,098,487

	MEDICAL - DRUGS - 2.38%
64,900	Endo Pharmaceuticals Holdings, Inc.*	1,163,008

	METAL PROCESSORS & FABRICATORS - 2.37%
35,500	Kaydon Corp.	1,155,880

	MISCELLANEOUS MANUFACTURING - 2.49%
35,900	Aptargroup, Inc.	1,212,343

	MULTIMEDIA - 1.99%
19,500	Factset Research Systems, Inc	972,465

	OIL COMP - EXPLORATION/PRODUCTION - 0.42%
29,600	Approach Resources, Inc.*	204,240

	OIL & GAS DRILLING - 2.33%
63,600	Atlas America, Inc.	1,136,532

	PROTECTION - SAFETY - 2.51%
43,200	Brink's Home Security Holdings, Inc. *	1,222,992

	PUBLISHING - BOOKS - 2.22%
32,500	John Wiley & Sons, Inc. - Class A	1,080,625

 The accompanying notes are an integral part of these financial statements.
Timothy Plan Small Cap Value Fund [5]

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

COMMON STOCKS - 94.43% (continued)
number of shares		fair value

	REINSURANCE - 2.08%
37,100	IPC Holdings, Ltd.	$ 1,014,314

	RETAIL - APPAREL/SHOE - 2.08%
17,000	The Buckle, Inc.	540,090
17,900	The Childrens Place Retail Stores, Inc.*	473,097
		1,013,187

	RETAIL - CONVENIENCE STORE - 2.30%
43,600	Casey's General Stores, Inc.	1,120,084

	RETAIL - DISCOUNT - 2.00%
30,300	BJ's Wholesale Club, Inc. *	976,569

	SAVINGS & LOANS/THRIFTS - EASTERN U.S. - 2.11%
90,100	First Niagara Financial Group, Inc.	1,028,942

	SEMICONDUCTOR EQUIPMENT - 2.09%
77,300	MKS Instruments, Inc. *	1,019,587

	STEEL PIPE & TUBE - 2.23%
31,300	Northwest Pipe Co. *	1,087,988

	TRANSPORTATION - RAIL - 2.22%
40,900	Genesee & Wyoming, Inc. *	1,084,259

	TRANSPORTATION - TRUCK - 2.17%
29,600	Landstar System, Inc.	1,062,936

	Total Common Stocks (cost $46,641,288)	46,049,544

REITs - 4.18%
number of shares		fair value

	MANUFACTURED HOMES - 2.32%
30,400	Equity Lifestyle Properties, Inc.	1,130,272

	OFFICE PROPERTY - 1.86%
39,800	Mack-Cali Realty Corp.	907,440

	Total REITs (cost $2,447,752)	2,037,712

The accompanying notes are an integral part of these financial statements.
Timothy Plan Small Cap Value Fund [6]

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

SHORT-TERM INVESTMENTS - 1.52%
number of shares		fair value

743,380	Timothy Plan Money Market Fund, 0.10% (A) (B)	$ 743,380

	Total Short-Term Investments (cost $743,380)	743,380

	TOTAL INVESTMENTS (cost $49,832,420) - 100.13%	$ 48,830,636

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.13)%	(65,920)

	NET ASSETS - 100.00%	$ 48,764,716

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at June 30, 2009.
(B) Affiliated fund.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Small Cap Value Fund [7]

SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2009 - (Unaudited)

ASSETS
amount

Investments in Unaffiliated Securities at Value (cost $49,089,040) [NOTE 1]	$ 48,087,256
Investments in Affiliated Securities at Value (cost $743,380) [NOTE 1]	743,380
Receivables for:
Fund Shares Sold	159,853
Interest	107
Dividends	54,498
Prepaid Expenses	16,574

Total Assets	$ 49,061,668

amount

Payable for Investments Purchased	$ 172,871
Payable for Fund Shares Redeemed	16,468
Payable to Custodian (overdraft)	7,816
Accrued Advisory Fees	34,477
Accrued 12b-1 Fees Class A	8,619
Accrued 12b-1 Fees Class B	3,067
Accrued 12b-1 Fees Class C	3,017
Accrued Expenses	50,617

Total Liabilities	$ 296,952

amount

Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 4,724,333 shares outstanding)	$ 41,533,566
Net Asset Value and Redemption Price Per Class A Share ($41,533,566/ 4,724,333 shares)	$ 8.79
Offering Price Per Share ($8.79 / 0.945)	$ 9.30
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 477,916 shares outstanding)	$ 3,664,138
Net Asset Value and Offering Price Per Class B Share ($3,664,138 / 477,916 shares)	$ 7.67
Minimum Redemption Price Per Class B Share ($7.67 * 0.99)	$ 7.59
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 461,793 shares outstanding)	$ 3,567,012
Net Asset Value and Offering Price Per Class C Share ($3,567,012 / 461,793 shares)	$ 7.72
Minimum Redemption Price Per Share ($7.72 * 0.99)	$ 7.64

Net Assets	$ 48,764,716

amount

At June 30, 2009, Net Assets Consisted of:
Paid-in Capital	$ 72,132,726
Accumulated Net Investment Income (Loss)	(12,678)
Accumulated Net Realized Gain (Loss) on Investments	(22,353,548)
Net Unrealized Appreciation (Depreciation) in Value of Investments	(1,001,784)

Net Assets	$ 48,764,716

 The accompanying notes are an integral part of these financial statements.
Timothy Plan Small Cap Value Fund [8]

SMALL CAP VALUE FUND

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 - (Unaudited)

INVESTMENT INCOME
amount

Interest on Affiliated Investments	$ 1,503
Dividends	382,658

Total Investment Income	384,161

amount

Investment Advisory Fees [NOTE 3]	194,901
12b-1 Fees (Class A = $48,493, Class B = $18,134, Class C = $17,189) [NOTE 3]	83,816
Fund Accounting, Transfer Agency, & Administration Fees	47,458
Out-of-Pocket Expense	28,007
Registration Fees	12,872
Audit Fees	7,209
Custodian Fees	6,473
Printing Expense	5,336
CCO Expense	4,496
Trustee Fees	3,111
Miscellaneous Expense	1,829
Insurance Expense	1,331

Total Net Expenses	396,839

Net Investment Income (Loss)	(12,678)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain (Loss) on Unaffiliated Investments	(3,434,287)
Change in Unrealized Appreciation (Depreciation) of Investments	2,700,256
Net Realized and Unrealized Gain (Loss) on Investments	(734,031)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (746,709)

The accompanying notes are an integral part of these financial statements.
Timothy Plan Small Cap Value Fund [9]

SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
		six months ended
		6/30/09		year ended
		(unaudited)		12/31/08

	Operations:
	Net Investment Income (Loss)	$ (12,678)		$ (51,484)
	Capital Gain Dividends from REIT's	-		97,582
	Net Realized Gain (Loss) on Investments	(3,434,287)		(18,562,090)
	Net Change in Unrealized Appreciation (Depreciation) of Investments	2,700,256		(6,072,615)
	Net Increase (Decrease) in Net Assets (resulting from operations)	(746,709)		(24,588,607)

	Distributions to Shareholders From:
	Net Capital Gains:
	Class A	-		(349,483)
	Class B	-		(38,730)
	Class C	-		(35,945)
	Total Distributions	-		(424,158)

	Capital Share Transactions:
	Proceeds from Shares Sold:
	Class A	3,190,317	*	13,566,159	**
	Class B	-		11,760
	Class C	323,015		1,147,220
	Dividends Reinvested:
	Class A	-		334,156
	Class B	-		36,572
	Class C	-		35,715
	Cost of Shares Redeemed:
	Class A	(3,733,536)		(13,027,054)
	Class B	(421,314)	*	(994,846)	**
	Class C	(571,911)		(1,608,258)
	Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(1,213,429)		(498,576)

	Total Increase (Decrease) in Net Assets	(1,960,138)		(25,511,341)

	Net Assets:
	Beginning of period	50,724,854		76,236,195

	End of period	$ 48,764,716		$ 50,724,854

	Accumulated Net Investment Income (Loss)	$ (12,678)		$ -

	Shares of Capital Stock of the Fund Sold and Redeemed:
	Shares Sold:
	Class A	392,845	*	1,181,260	**
	Class B	-		1,107
	Class C	43,846		112,080
	Shares Reinvested:
	Class A	-		40,211
	Class B	-		5,030
	Class C	-		4,872
	Shares Redeemed:
	Class A	(469,163)		(1,131,872)
	Class B	(58,661)	*	(98,662)	**
	Class C	(80,028)		(156,226)
	Net Increase (Decrease) in Number of Shares Outstanding	(171,161)		(42,200)

*	Includes automatic conversion of Class B shares ($42,608 representing 5,570 shares) to Class A shares ($42,608 representing 4,864 shares).
**	Includes automatic conversion of Class B shares ($54,856 representing 4,594 shares) to Class A shares ($54,856 representing 4,042 shares).

The accompanying notes are an integral part of these financial statements.
Timothy Plan Small Cap Value Fund [10]

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL CAP VALUE FUND - CLASS A SHARES
		six months
		ended		year	year	year	year		year
		6/30/09		ended	ended	ended	ended		ended
		(unaudited)		12/31/08	12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 8.88		$ 13.27	$ 14.94	$ 15.27	$ 15.59		$ 15.45

	Income from Investment Operations:
	Net Investment Income (Loss)	-	*	0.01	0.04	0.22	0.01	(A)	(0.04)	(A)
	Net Realized and Unrealized Gain (Loss) on Investments	(0.09)		(4.33)	0.36	2.77	(0.17)		1.83
	Total from Investment Operations	(0.09)		(4.32)	0.40	2.99	(0.16)		1.79

	Less Distributions:
	Dividends from Realized Gains	-		(0.07)	(2.04)	(3.10)	(0.16)		(1.65)
	Dividends from Net Investment Income	-		-	(0.03)	(0.22)	-		-
	Total Distributions	-		(0.07)	(2.07)	(3.32)	(0.16)		(1.65)

	Net Asset Value at End of Period	$ 8.79		$ 8.88	$ 13.27	$ 14.94	$ 15.27		$ 15.59

	Total Return (B)(C)	(1.01)%	(D)	(32.50)%	2.87%	19.69%	(1.01)%		11.60%

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$ 41,534		$ 42,651	$ 62,525	$ 66,097	$ 49,008		$ 42,542

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.62%	(E)	1.50%	1.44%	1.52%	1.56%		1.48%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.62%	(E)	1.50%	1.44%	1.52%	1.56%		1.48%
	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.06%	(E)	0.05%	0.24%	1.39%	0.05%		(0.30)%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.06%	(E)	0.05%	0.24%	1.39%	0.05%		(0.30)%
	Portfolio Turnover	44.54%		110.16%	59.84%	148.02%	44.24%		57.59%
*	Amounts to less than $0.005 per share.
(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Small Cap Value Fund [11]

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL CAP VALUE FUND - CLASS B SHARES
		six months
		ended		year	year	year	year		year
		6/30/09		ended	ended	ended	ended		ended
		(unaudited)		12/31/08	12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 7.78		$ 11.72	$ 13.49	$ 14.09	$ 14.51		$ 14.59

	Income from Investment Operations:
	Net Investment Income (Loss)	(0.03)		(0.08)	(0.08)	0.14	(0.10)	(A)	(0.15)	(A)
	Net Realized and Unrealized Gain (Loss) on Investments	(0.08)		(3.79)	0.35	2.50	(0.16)		1.72
	Total from Investment Operations	(0.11)		(3.87)	0.27	2.64	(0.26)		1.57

	Less Distributions:
	Dividends from Realized Gains	-		(0.07)	(2.04)	(3.10)	(0.16)		(1.65)
	Dividends from Net Investment Income	-		-	-	(0.14)	-		-
	Total Distributions	-		(0.07)	(2.04)	(3.24)	(0.16)		(1.65)

	Net Asset Value at End of Period	$ 7.67		$ 7.78	$ 11.72	$ 13.49	$ 14.09		$ 14.51

	Total Return (B)(C)	(1.41)%	(D)	(32.95)%	2.22%	18.82%	(1.77)%		10.78%

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$ 3,664		$ 4,173	$ 7,370	$ 11,750	$ 16,072		$ 19,306

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.37%	(E)	2.24%	2.19%	2.27%	2.31%		2.23%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.37%	(E)	2.24%	2.19%	2.27%	2.31%		2.23%

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.69)%	(E)	(0.69)%	(0.57)%	0.69%	(0.70)%		(1.05)%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.69)%	(E)	(0.69)%	(0.57)%	0.69%	(0.70)%		(1.05)%

	Portfolio Turnover	44.54%		110.16%	59.84%	148.02%	44.24%		57.59%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Value Fund [12]

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL CAP VALUE FUND - CLASS C SHARES
		six months
		ended		year	year	year	year		year
		6/30/09		ended	ended	ended	ended		ended
		(unaudited)		12/31/08	12/31/07	12/31/06	12/31/05		12/31/04	(A)

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 7.83		$ 11.80	$ 13.58	$ 14.12	$ 14.55		$ 15.00

	Income from Investment Operations:
	Net Investment Income (Loss)	(0.03)		(0.07)	(0.05)	0.09	(0.10)	(B)	(0.05)	(B)
	Net Realized and Unrealized Gain (Loss) on Investments	(0.08)		(3.83)	0.31	2.56	(0.17)		1.25
	Total from Investment Operations	(0.11)		(3.90)	0.26	2.65	(0.27)		1.20

	Less Distributions:
	Dividends from Realized Gains	-		(0.07)	(2.04)	(3.10)	(0.16)		(1.65)
	Dividends from Net Investment Income	-		-	-	(0.09)	-		-
	Total Distributions	-		(0.07)	(2.04)	(3.19)	(0.16)		(1.65)

	Net Asset Value at End of Period	$ 7.72		$ 7.83	$ 11.80	$ 13.58	$ 14.12		$ 14.55

	Total Return (C)(D)	(1.40)%	(E)	(32.99)%	2.13%	18.80%	(1.84)%		8.02%	(E)

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$3,567		$ 3,901	$ 6,341	$ 4,054	$ 2,258		$ 1,442

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.37%	(F)	2.25%	2.19%	2.27%	2.31%		2.23%	(F)
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.37%	(F)	2.25%	2.19%	2.27%	2.31%		2.23%	(F)

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.69)%	(F)	(0.70)%	(0.47)%	0.61%	(0.70)%		(1.05)%	(F)
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.69)%	(F)	(0.70)%	(0.47)%	0.61%	(0.70)%		(1.05)%	(F)

	Portfolio Turnover	44.54%		110.16%	59.84%	148.02%	44.24%		57.59%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.
The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Value Fund [13]

FUND PROFILE

June 30, 2009  TIMOTHY PLAN LARGE / MID CAP VALUE FUND

FUND PROFILE (unaudited):

Top Ten Holdings		Industries
(% of Net Assets)		(% of Net Assets)

Exxon Mobil Corp.	4.45%	Financials	23.75%
McAfee, Inc.	3.00%	Energy	18.17%
McKesson Corp.	2.87%	Consumer Staples	12.06%
Timothy Plan Money Market Fund	2.83%	Industrials	10.67%
Colgate-Palmolive Co.	2.83%	Utilities	10.29%
Union Pacific Corp.	2.78%	Health Care	9.30%
Occidental Petroleum Corp.	2.77%	Information Technology	9.27%
BlackRock, Inc.	2.74%	Short-Term Investments	2.83%
Covidien, Plc.	2.69%	Consumer Discretionary	2.51%
Laboratory Corp. of America Holdings	2.69%	Materials	0.99%
	29.65%	Other Assets Less Liabilities	0.16%
			100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2009, through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [14]

FUND PROFILE

June 30, 2009  TIMOTHY PLAN LARGE / MID CAP VALUE FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period* 1/1/2009 through 6/30/2009

Actual - Class A	$ 1,000.00	$ 1,021.98	$ 8.02

Hypothetical - Class A (5% return before expenses)	$ 1,000.00	$ 1,016.86	$ 8.00

Actual - Class B	$ 1,000.00	$ 1,019.23	$ 11.77

Hypothetical - Class B (5% return before expenses)	$ 1,000.00	$ 1,013.13	$ 11.74

Actual - Class C	$ 1,000.00	$ 1,018.05	$ 11.76

Hypothetical - Class C (5% return before expenses)	$ 1,000.00	$ 1,013.14	$ 11.73

*

Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class A, 2.35% for Class B, and 2.35% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 2.20% for Class A, 1.92% for Class B, and 1.81% for Class C for the six-month period of January 1, 2009, to June 30, 2009.

Timothy Plan Top Ten Holdings / Industries [15]

LARGE / MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

COMMON STOCKS - 91.13%

number of shares		fair value

	AGRICULTURAL OPERATIONS - 2.38%
32,900	Bunge, Ltd.	$ 1,982,225

	BEVERAGES - NON-ALCOHOLIC - 2.52%
99,100	Dr Pepper Snapple Group, Inc. *	2,099,929

	COMMERCIAL BANKS - SOUTHERN US - 0.94%
35,700	BB&T Corp	784,686

	COMPUTERS - 1.77%
20,700	Research in Motion, Ltd.*	1,470,735

	COSMETICS & TOILETRIES - 2.83%
33,300	Colgate-Palmolive Co.	2,355,642

	DENTAL SUPPLIES & EQUIPMENT - 1.06%
28,800	Dentsply International, Inc.	878,976

	ELECTRIC PRODUCTS - MISCELLANEOUS - 2.42%
62,100	Emerson Electric Co.	2,012,040

	ELECTRIC - INTEGRATED - 10.29%
62,700	American Electric Power Co., Inc.	1,811,403
51,200	Dominion Resources, Inc.	1,711,104
38,700	FirstEnergy Corp.	1,499,625
31,500	FPL Group, Inc.	1,791,090
56,300	The Southern Co.	1,754,308
		8,567,530

	ENGINEERING/R&D SERVICES - 2.23%
78,100	Foster Wheeler AG *	1,854,875

	ENTERPRISE SOFTWARE/SERVICES - 4.51%
117,700	CA, Inc.	2,051,511
54,300	Sybase, Inc. *	1,701,762
		3,753,273

	FOOD - CONFECTIONERY - 2.36%
40,300	The JM Smucker Co.	1,960,998

	INDUSTRIAL GASES - 0.98%
11,500	Praxair, Inc.	817,305

	INSURANCE BROKERS - 2.11%
68,300	Willis Group Holdings, Ltd.	1,757,359

	INTERNET SECURITY - 3.00%
59,100	McAfee, Inc. *	2,493,429

	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 7.00%
13,000	BlackRock, Inc.	2,280,460
62,800	Eaton Vance Corp.	1,679,900
104,800	Invesco, Ltd.	1,867,536
		5,827,896

The accompanying notes are an integral part of these financial statements.
Timothy Plan Large/Mid Cap Value Fund [16]

LARGE / MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

COMMON STOCKS - 91.13% (continued)

number of shares		fair value
	MACHINERY - FARM - 0.96%
20,100	Deere & Co.	$ 802,995

	MACHINERY - PUMPS - 2.28%
27,200	Flowserve Corp.	1,898,832

	MEDICAL LABS & TESTING SERVICES - 2.69%
33,000	Laboratory Corp. of America Holdings *	2,237,070

	MEDICAL PRODUCTS - 2.69%
59,800	Covidien, Plc.	2,238,912

	MEDICAL - WHOLESALE DRUG DISTRIBUTION - 2.87%
54,300	McKesson Corp.	2,389,200

	MULTI-LINE INSURANCE - 2.00%
37,700	ACE, Ltd.	1,667,471

	OIL COMPANIES - EXPLORATION & PRODUCTION - 7.42%
35,600	Anadarko Petroleum Corp.	1,615,884
20,700	Apache Corp.	1,493,505
14,000	Devon Energy Corp.	763,000
35,000	Occidental Petroleum Corp.	2,303,350
		6,175,739

	OIL COMPANIES - INTEGRATED - 10.75%
35,500	ConocoPhillips	1,493,130
53,000	Exxon Mobil Corp.	3,705,230
57,300	Marathon Oil Corp.	1,726,449
37,300	Murphy Oil Corp.	2,026,136
		8,950,945

	PROPERTY/CASUALTY INSURANCE - 2.02%
28,700	Arch Capital Group, Ltd. *	1,681,246

	REINSURANCE - 2.08%
66,200	Axis Capital Holdings, Ltd.	1,733,116

	RETAIL - AUTO PARTS - 2.51%
50,300	Advance Auto Parts, Inc.	2,086,947

	RETAIL - DISCOUNT - 1.97%
35,800	Costco Wholesale Corp.	1,636,060

	SUPER-REGIONAL BANKS - U.S. - 1.71%
36,600	PNC Financial Services Group, Inc.	1,420,446

	TRANSPORTATION - RAIL - 2.78%
44,400	Union Pacific Corp.	2,311,464

	Total Common Stocks (cost $79,950,628)	75,847,341

The accompanying notes are an integral part of these financial statements.
Timothy Plan Large/Mid Cap Value Fund [17]

LARGE / MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

MASTER LIMITED PARTNERSHIPS - 1.81%

number of shares		fair value

	FINANCE - INVESTMENT BANKER/BROKER - 1.81%
55,800	Lazard, Ltd. - Class A	$ 1,502,136

	Total Master Limited Partnerships (cost $2,261,759)	1,502,136

REITs - 4.07%

number of shares		fair value
	HEALTHCARE - 1.99%
78,400	HCP, Inc.	1,661,296

	STORAGE - 2.08%
26,400	Public Storage	1,728,672

	Total REITs (cost $4,500,886)	3,389,968

SHORT-TERM INVESTMENTS - 2.83%

number of shares		fair value

2,356,835	Timothy Plan Money Market Fund, 0.10%(A) (B)	2,356,835

	Total Short-Term Investments (cost $2,356,835)	2,356,835

	TOTAL INVESTMENTS (cost $89,070,108) -99.84%	$ 83,096,280

	OTHER ASSETS LESS LIABILITIES - 0.16%	135,761

	NET ASSETS - 100.00%	$ 83,232,041

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at June 30, 2009.
(B) Affiliated fund.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Large/Mid Cap Value Fund [18]

LARGE / MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2009 - (Unaudited)

ASSETS
amount

Investments in Unaffiliated Securities at Value (cost $86,713,273) [NOTE 1]	$ 80,739,445
Investments in Affiliated Securities at Value (cost $2,356,835)[NOTE 1]	2,356,835
Receivables for:
Fund Shares Sold	346,062
Interest	281
Dividends	77,888
Prepaid Expenses	18,562

Total Assets	$ 83,539,073

LIABILITIES
amount

Payable for Fund Shares Redeemed	$ 139,830
Accrued Advisory Fees	58,648
Accrued 12b-1 Fees Class A	15,150
Accrued 12b-1 Fees Class B	1,510
Accrued 12b-1 Fees Class C	6,889
Accrued Expenses	85,005

Total Liabilities	$ 307,032

NET ASSETS
amount

Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 7,867,364 shares outstanding)	$ 73,167,616
Net Asset Value and Redemption Price Per Class A Share ($73,167,616 / 7,867,364 shares)	$ 9.30
Offering Price Per Share ($9.30 / 0.945)	$ 9.84
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 200,242 shares outstanding)	$ 1,697,400
Net Asset Value and Offering Price Per Class B Share ($1,697,400 / 200,242 shares)	$ 8.48
Minimum Redemption Price Per Class B Share ($8.48 * 0.99)	$ 8.40
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 989,114 shares outstanding)	$ 8,367,025
Net Asset Value and Offering Price Per Class C Share ($8,367,025 / 989,114 shares)	$ 8.46
Minimum Redemption Price Per Share ($8.46 * 0.99)	$ 8.38

Net Assets	$ 83,232,041

SOURCES OF NET ASSETS
amount

At June 30, 2009, Net Assets Consisted of:
Paid-in Capital	$ 114,955,375
Accumulated Undistributed Net Investment Income	239,477
Accumulated Net Realized Gain (Loss) on Investments	(25,988,983)
Net Unrealized Appreciation (Depreciation) in Value of Investments	(5,973,828)

Net Assets	$ 83,232,041

The accompanying notes are an integral part of these financial statements.
Timothy Plan Large/Mid Cap Value Fund [19]

LARGE / MID CAP VALUE FUND

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 - (Unaudited)

INVESTMENT INCOME
amount

Interest on Affiliated Investments	$ 2,562
Dividends	855,540

Total Investment Income	858,102

EXPENSES
amount

Investment Advisory Fees[NOTE 3]	324,336
12b-1 Fees (Class A = $83,411, Class B = $9,427, Class C = $38,501) [NOTE 3	131,339
Fund Accounting, Transfer Agency, & Administration Fees	81,503
Out-of-Pocket Expense	49,007
Registration Fees	18,010
Audit Fees	11,843
Printing Expense	9,298
Custodian Fees	7,405
Trustee Expense	4,791
CCO Fees	4,720
Insurance Expense	2,173
Miscellaneous Expense	2,159

Total Net Expenses	646,584

Net Investment Income (Loss)	211,518

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain (Loss) on Unaffiliated Investments	(5,027,355)
Change in Unrealized Appreciation (Depreciation) of Investments	6,431,517
Net Realized and Unrealized Gain (Loss) on Investments	1,404,162

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,615,680

The accompanying notes are an integral part of these financial statements.
Timothy Plan Large/Mid Cap Value Fund [20]

LARGE / MID CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended
	6/30/09		year ended
	(unaudited)		12/31/08

Operations:
Net Investment Income (Loss)	$ 211,518		$ 315,403
Capital Gain Dividends from REIT's	-		119,453
Net Realized Gain (Loss) on Investments	(5,027,355)		(21,143,902)
Net Change in Unrealized Appreciation (Depreciation) of Investments	6,431,517		(34,286,147)
Net Increase (Decrease) in Net Assets (resulting from operation	1,615,680		(54,995,193)

Distributions to Shareholders From:
Net Investment Income:
Class A	-		(261,651)
Class B	-		(5,389)
Class C	-		(20,404)
Net Realized Gains:
Class A	-		(1,032,217)
Class B	-		(38,228)
Class C	-		(138,289)
Total Distributions	-		(1,496,178)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	9,575,883	*	43,215,602	**
Class B	10,649		50,993
Class C	801,977		5,604,263
Dividends Reinvested:
Class A	-		1,159,102
Class B	-		40,065
Class C	-		114,538
Cost of Shares Redeemed:
Class A	(7,647,695)		(30,185,260)
Class B	(546,112)	*	(1,740,640)	**
Class C	(1,053,212)		(3,787,995)
Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	1,141,490		14,470,668

Total Increase (Decrease) in Net Assets	2,757,170		(42,020,703)

Net Assets:
Beginning of period	80,474,871		122,495,574
End of period	$ 83,232,041		80,474,871

Accumulated Undistributed Net Investment Income	$ 239,477		$ 27,959
Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,111,653	*	3,330,953	**
Class B	1,346		4,127
Class C	99,510		449,463
Shares Reinvested:
Class A	-		133,382
Class B	-		5,040
Class C	-		14,443
Shares Redeemed:
Class A	(902,855)		(2,512,832)
Class B	(69,680)	*	(157,284)	**
Class C	(138,855)		(328,671)
Net Increase (Decrease) in Number of Shares Outstanding	101,119		938,621

*Includes automatic conversion of Class B shares ($386,127 representing 48,961 shares) to Class A shares ($386,127 representing 44,676 shares).
**Includes automatic conversion of Class B shares ($826,012 representing 75,819 shares) to Class A shares ($826,012 representing 69,567 shares).

The accompanying notes are an integral part of these financial statements.
Timothy Plan Large/Mid Cap Value Fund [21]

LARGE / MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP VALUE FUND - CLASS A SHARES
		six months
		ended		year	year	year	year		year
		6/30/09		ended	ended	ended	ended		ended
		(unaudited)		12/31/08	12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 9.10		$ 15.48	$ 14.31	$ 12.99	$ 12.68		$ 11.66

	Income from Investment Operations:
	Net Investment Income (Loss)	0.03		0.05	0.15	0.16	0.02	(A)	(0.01) (A)
	Net Realized and Unrealized Gain (Loss) on Investments	0.17		(6.26)	2.26	2.24	2.44		1.03
	Total from Investment Operations	0.20		(6.21)	2.41	2.40	2.46		1.02

	Less Distributions:
	Dividends from Realized Gains	-		(0.14)	(1.08)	(0.90)	(2.15)		-
	Dividends from Net Investment Income	-		(0.03)	(0.16)	(0.16)	-	*	-
	Distributions from Return of Capital	-		-	-	(0.02)	-		-
	Total Distributions	-		(0.17)	(1.24)	(1.08)	(2.15)		-

	Net Asset Value at End of Period	$ 9.30		$ 9.10	$ 15.48	$ 14.31	$ 12.99		$ 12.68

	Total Return (B)(C)	2.20%	(D)	(40.05)%	17.02%	18.41%	19.42%		8.75%

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$ 73,168		$ 69,695	$ 103,828	$ 84,203	$ 51,753		$ 43,120

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.60%	(E)	1.51%	1.44%	1.51%	1.55%		1.52%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.60%	(E)	1.51%	1.44%	1.51%	1.55%		1.52%

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.65%	(E)	0.39%	0.99%	1.20%	0.15%		(0.11)%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.65%	(E)	0.39%	0.99%	1.20%	0.15%		(0.11)%

	Portfolio Turnover	22.30%		76.74%	47.52%	52.16%	129.22%		29.09%

*	Distribution amounted to less than 0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Large/Mid Cap Value Fund [22]

LARGE / MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP VALUE FUND - CLASS B SHARES
		six months
		ended		year		year	year	year		year
		6/30/09		ended		ended	ended	ended		ended
		(unaudited)		12/31/08		12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 8.32		$ 14.27		$ 13.26	$ 12.10	$ 12.02		$ 11.14

	Income from Investment Operations:
	Net Investment Income (Loss)	(0.01)		(0.04)	(A)	0.04	0.05	(0.08)	(A)	(0.10)	(A)
	Net Realized and Unrealized Gain (Loss) on Investments	0.17		(5.75)		2.08	2.08	2.31		0.98
	Total from Investment Operations	0.16		(5.79)		2.12	2.13	2.23		0.88

	Less Distributions:
	Dividends from Realized Gains	-		(0.14)		(1.08)	(0.90)	(2.15)		-
	Dividends from Net Investment Income	-		(0.02)		(0.03)	(0.05)	-		-
	Distributions from Return of Capital	-		-		-	(0.02)	-		-
	Total Distributions	-		(0.16)		(1.11)	(0.97)	(2.15)		-

	Net Asset Value at End of Period	$ 8.48		$ 8.32		$ 14.27	$ 13.26	$ 12.10		$ 12.02

	Total Return (B)(C)	1.92%	(D)	(40.55)%		16.21%	17.54%	18.56%		7.90%

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$ 1,697		$ 2,236		$ 5,945	$ 6,470	$ 6,496		$ 5,642

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.35%	(E)	2.24%		2.19%	2.26%	2.30%		2.27%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.35%	(E)	2.24%		2.19%	2.26%	2.30%		2.27%

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.10)%	(E)	(0.37)%		0.24%	0.28%	(0.60)%		(0.86)%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.10)%	(E)	(0.37)%		0.24%	0.28%	(0.60)%		(0.86)%

	Portfolio Turnover	22.30%		76.74%		47.52%	52.16%	129.22%		29.09%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Large/Mid Cap Value Fund [23]

LARGE / MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP VALUE FUND - CLASS C SHARES
		six months
		ended		year	year	year	year		year
		6/30/09		ended	ended	ended	ended		ended
		(unaudited)		12/31/08	12/31/07	12/31/06	12/31/05		12/31/04	(A)

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 8.31		$ 14.24	$ 13.28	$ 12.12	$ 12.04		$ 11.05

	Income from Investment Operations:
	Net Investment Income (Loss)	(0.01)		(0.04)	0.02	0.07	(0.08)	(B)	(0.04)	(B)
	Net Realized and Unrealized Gain (Loss) on Investments	0.16		(5.73)	2.10	2.08	2.31		1.03
	Total from Investment Operations	0.15		(5.77)	2.12	2.15	2.23		0.99

	Less Distributions:
	Dividends from Realized Gains	-		(0.14)	(1.08)	(0.90)	(2.15)		-
	Dividends from Net Investment Income	-		(0.02)	(0.08)	(0.07)	-		-
	Distributions from Return of Capital	-		-	-	(0.02)	-		-
	Total Distributions	-		(0.16)	(1.16)	(0.99)	(2.15)		-

	Net Asset Value at End of Period	$ 8.46		$ 8.31	$ 14.24	$ 13.28	$ 12.12		$ 12.04

	Total Return (C)(D)	1.81%	(E)	(40.49)%	16.13%	17.63%	18.53%		8.96%	(E)

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$ 8,367		$ 8,544	$ 12,722	$ 6,353	$ 2,774		$ 1,174

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.35%	(F)	2.26%	2.19%	2.25%	2.30%		2.27%	(F)
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.35%	(F)	2.26%	2.19%	2.25%	2.30%		2.27%	(F)

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.11)%	(F)	(0.35)%	0.18%	0.53%	(0.60)%		(0.86)%	(F)
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.11)%	(F)	(0.35)%	0.18%	0.53%	(0.60)%		(0.86)%	(F)

	Portfolio Turnover	22.30%		76.74%	47.52%	52.16%	129.22%		29.09%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.
Timothy Plan Large/Mid Cap Value Fund [24]

FUND PROFILE

June 30, 2009  TIMOTHY PLAN FIXED INCOME FUND

FUND PROFILE (unaudited):

Top Ten Holdings		Industries
(% of Net Assets)		(% of Net Assets)

U.S. Treasury Bond, 7.25%, 08/15/2022	7.00%	Mortgage Securities	35.92%
GNMA Pool 717072, 5.00%, 05/15/2039	6.52%	Government	24.72%
Timothy Plan Money Market Fund	6.15%	Financials	12.24%
GNMA Pool 4072, 5.50%, 01/20/2038	4.43%	Utilities	7.71%
U.S. Treasury Inflation Indexed Bond, 2.00%, 01/15/2014	3.78%	Short-Term Investments	6.15%
Federal Home Loan Bank, 5.50%, 08/13/2014	3.57%	Energy	5.92%
U.S. Treasury Inflation Indexed Bond, 2.50%, 07/15/2016	3.55%	Industrials	3.24%
GNMA Pool 4058, 5.00%, 12/20/2037	3.32%	Consumer, Non-Cyclical	2.23%
GNMA Pool 3939, 5.00%, 01/20/2037	3.13%	Information Technology	1.12%
GNMA Pool 3865, 6.00%, 06/20/2036	2.63%	Other Assets Less Liabilities	0.75%
	44.08%		100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2009, through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [25]

FUND PROFILE

June 30, 2009  TIMOTHY PLAN FIXED INCOME FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/2009	6/30/2009	1/1/2009 through 6/30/2009

Actual - Class A	$ 1,000.00	$ 1,051.08	$ 6.11

Hypothetical - Class A (5% return before expenses)	$ 1,000.00	$ 1,018.84	$ 6.01

Actual - Class B	$ 1,000.00	$ 1,047.41	$ 9.91

Hypothetical - Class B (5% return before expenses)	$ 1,000.00	$ 1,015.12	$ 9.75

Actual - Class C	$ 1,000.00	$ 1,047.13	$ 9.91

Hypothetical - Class C (5% return before expenses)	$ 1,000.00	$ 1,015.11	$ 9.75

*

Expenses are equal to the Fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class B, and 1.95% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 5.11% for Class A, 4.74% for Class B, and 4.71% for Class C for the six-month period of January 1, 2009, to June 30, 2009.

Timothy Plan Top Ten Holdings / Industries [26]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

BONDS AND NOTES - 93.10%
par value		fair value

	CORPORATE BONDS - 32.46%
$ 750,000	Anadarko Finance Co., 6.75%, 05/01/2011	$ 780,934
750,000	Canadian National Railway Co., 5.80%, 06/01/2016	784,800
750,000	CIT Group, Inc., 5.00%, 02/13/2014	445,805
500,000	Covidien International Finance SA, 5.45%, 10/15/2012	529,305
750,000	ConocoPhillips, 4.60%, 01/15/2015	771,670
910,000	CRH America, Inc., 6.00%, 09/30/2016	810,981
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	972,972
500,000	Energy Gulf States, Inc., 5.70%, 06/01/2015	487,037
900,000	ERP Operating LP, 5.125%, 03/15/2016	826,527
500,000	Express Scripts, Inc., 5.25%, 06/15/2012	516,928
750,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	746,806
750,000	Marathon Oil Corp., 6.00%, 10/01/2017	764,902
250,000	National Rural Utilities Cooperative Finance Corp., 5.75%, 08/28/2009	251,651
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	710,428
500,000	Oneok, Inc., 5.20%, 06/15/2015	470,801
500,000	PC Financial Partnership, 5.00%, 11/15/2014	498,043
300,000	Protective Life Secured Trusts, 5.75%, 01/15/2019	270,716
750,000	PSI Energy, Inc., 6.05%, 06/15/2016	795,863
750,000	Simon Property Group LP, 5.75%, 12/01/2015	691,637
500,000	Transocean, Inc., 6.00%, 03/15/2018	520,687
750,000	Tyco Electronics Group SA, 6.00%, 10/01/2012	737,050
300,000	Unitrin, Inc., 4.875%, 11/01/2010	292,193
750,000	Weatherford International, Ltd., 4.95%, 10/15/2013	744,677
750,000	Willis North America, Inc., 6.20%, 03/28/2017	665,168
135,000	Wisconsin Energy Corp., 6.50%, 04/01/2011	144,360

	Total Corporate Bonds (cost $15,649,056)	15,231,941

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [27]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 (Unaudited)

BONDS AND NOTES - 93.10% (continued)
par value		fair value

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 60.64%
$ 1,500,000	Federal Home Loan Bank, 5.50%, 08/13/2014	$ 1,676,495
176,296	GNMA Pool 3584, 6.00%, 07/20/2034	184,656
391,972	GNMA Pool 3612, 6.50%, 09/20/2034	416,911
1,168,496	GNMA Pool 3625, 6.00%, 10/20/2034	1,217,117
489,314	GNMA Pool 3637, 5.50%, 11/20/2034	505,110
765,568	GNMA Pool 3665, 5.50%, 01/20/2035	789,939
390,872	GNMA Pool 3679, 6.00%, 02/20/2035	407,028
1,011,672	GNMA Pool 3711, 5.50%, 05/20/2035	1,043,877
1,183,701	GNMA Pool 3865, 6.00%, 06/20/2036	1,232,536
885,655	GNMA Pool 3910, 6.00%, 10/20/2036	922,193
1,439,937	GNMA Pool 3939, 5.00%, 01/20/2037	1,468,555
1,525,816	GNMA Pool 4058, 5.00%, 12/20/2037	1,556,140
2,012,913	GNMA Pool 4072, 5.50%, 01/20/2038	2,077,306
63,541	GNMA Pool 585163, 5.00%, 02/15/2018	66,932
67,466	GNMA Pool 585180, 5.00%, 02/15/2018	71,067
71,525	GNMA Pool 592492, 5.00%, 03/15/2018	75,343
54,063	GNMA Pool 599821, 5.00%, 01/15/2018	56,948
816,573	GNMA Pool 604182, 5.50%, 04/15/2033	848,662
640,655	GNMA Pool 663776, 6.50%, 01/15/2037	680,721
2,993,756	GNMA Pool 717072, 5.00%, 05/15/2039	3,059,245
167,263	GNMA Pool 781694, 6.00%, 12/15/2031	174,754
2,500,000	U.S. Treasury Bond, 7.25%, 08/15/2022	3,285,158
1,000,000	U.S. Treasury Bond, 3.125%, 05/15/2019	967,503
1,730,940	U.S. Treasury Inflation Indexed Bond, 2.00%, 01/15/2014	1,772,590
1,583,715	U.S. Treasury Inflation Indexed Bond, 2.50%, 07/15/2016	1,664,386
1,000,000	U.S. Treasury Bond, 5.00%, 05/15/2037	1,113,126
550,000	U.S. Treasury Note, 4.75%, 05/15/2014	606,547
500,000	U.S. Treasury Note, 3.875%, 05/15/2018	515,352

	Total U.S. Government & Agency Obligations (cost $27,669,171)	28,456,197

	Total Bonds and Notes (cost $43,318,227)	43,688,138

SHORT-TERM INVESTMENTS - 6.15%
number of shares		fair value

2,888,405	Timothy Plan Money Market Fund, 0.10% (A) (B)	$ 2,888,405

	Total Short-Term Investments (cost $2,888,405)	2,888,405

	TOTAL INVESTMENTS (cost $46,206,632)- 99.25%	$ 46,576,543

	OTHER ASSETS LESS LIABILITIES - 0.75%	351,558

	NET ASSETS - 100.00%	$ 46,928,101

(A) Variable rate security; the rate shown represents the yield at June 30, 2009.
(B) Affiliated fund.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [28]

FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2009 - (Unaudited)

ASSETS
amount

Investments in Unaffiliated Securities at Value (cost $43,318,227)[NOTE 1]	$ 43,688,138
Investments in Affiliated Securities at Value (cost $2,888,405) [NOTE 1]	2,888,405
Receivables for:
Interest	409,203
Fund Shares Sold	148,758
Prepaid Expenses	18,349

Total Assets	$ 47,152,853

LIABILITIES
amount

Payable for Fund Shares Redeemed	$ 154,754
Accrued Advisory Fees	17,061
Accrued 12b-1 Fees Class A	8,490
Accrued 12b-1 Fees Class B	837
Accrued 12b-1 Fees Class C	3,115
Accrued Expenses	40,495

Total Liabilities	$ 224,752

NET ASSETS
amount

Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 4,237,313 shares outstanding)	$ 41,885,135
Net Asset Value and Redemption Price Per Class A Share ($41,885,135 / 4,237,313 shares)	$ 9.88
Offering Price Per Share ($9.88 / 0.955)	$ 10.35
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 99,484 shares outstanding)	$ 953,735
Net Asset Value and Offering Price Per Class B Share ($953,735 / 99,484 shares)	$ 9.59
Minimum Redemption Price Per Class B Share ($9.59 * 0.99)	$ 9.49
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 426,645 shares outstanding)	$ 4,089,231
Net Asset Value and Offering Price Per Class C Share ($4,089,231 / 426,645 shares)	$ 9.58
Minimum Redemption Price Per Share ($9.58 * 0.99)	$ 9.48

Net Assets	$ 46,928,101
SOURCES OF NET ASSETS
amount

At June 30, 2009, Net Assets Consisted of:
Paid-in Capital	$ 48,225,697
Accumulated Net Investment Income (Loss)	(11,271)
Accumulated Net Realized Gain (Loss) on Investments	(1,656,236)
Net Unrealized Appreciation (Depreciation) in Value of Investments	369,911

Net Assets	$ 46,928,101

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [29]

FIXED INCOME FUND

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 - (Unaudited)

INVESTMENT INCOME
amount

Interest on Unaffiliated Investments	$ 991,395
Interest on Affiliated Investments	1,985

Total Investment Income	993,380

EXPENSES
amount

Investment Advisory Fees[NOTE 3]	95,588
12b-1 Fees (Class A = $47,657, Class B = $5,686, Class C = $16,103) [NOTE 3]	69,446
Fund Accounting, Transfer Agency, & Administration Fees	44,426
Out-of-Pocket Expense	25,773
Registration Fees	11,517
Audit Fees	6,454
Custodian Fees	4,861
Printing Expense	4,038
Miscellaneous Expense	3,962
CCO Fees	2,283
Trustee Fees	2,143
Insurance Expense	1,099

Total Net Expenses	271,590

Net Investment Income	721,790

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain (Loss) on Unaffiliated Investments	(2,723)
Change in Unrealized Appreciation (Depreciation) of Investments	1,412,411
Net Realized and Unrealized (Loss) on Investments	1,409,688

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 2,131,478

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [30]

FIXED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
		six months ended
		6/30/09		year ended
		(unaudited)		12/31/08

	Operations:
	Net Investment Income (Loss)	$ 721,790		$ 2,054,010
	Net Realized Gain (Loss) on Investments	(2,723)		(988,457)
	Change in Unrealized Appreciation (Depreciation) of Investments	1,412,411		(1,280,539)
	Net Increase (Decrease) in Net Assets (resulting from operations)	2,131,478		(214,986)

	Distributions to Shareholders From:
	Net Realized Gains:
	Class A	-		-
	Class B	-		-
	Class C	-		-
	Net Investment Income:
	Class A	(667,266)		(1,899,067)
	Class B	(14,598)		(53,131)
	Class C	(51,917)		(101,092)
	Total Distributions	(733,781)		(2,053,290)

	Capital Share Transactions:
	Proceeds from Shares Sold:
	Class A	7,818,188	*	16,330,862	**
	Class B	9,520		200,402
	Class C	1,621,807		1,644,103
	Dividends Reinvested:
	Class A	628,170		1,755,420
	Class B	12,846		45,365
	Class C	37,467		84,663
	Cost of Shares Redeemed:
	Class A	(5,181,627)		(23,998,355)
	Class B	(335,520)	*	(910,988)	**
	Class C	(559,815)		(1,567,477)
	Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	4,051,036		(6,416,005)

	Total Increase (Decrease) in Net Assets	5,448,733		(8,684,281)

	Net Assets:
	Beginning of period	41,479,368		50,163,649

	End of period	$ 46,928,101		$ 41,479,368

	Accumulated Net Investment Income (Loss)	$ (11,271)		$ 720

	Shares of Capital Stock of the Fund Sold and Redeemed:
	Shares Sold:
	Class A	800,789	*	1,643,240	**
	Class B	1,018		21,569
	Class C	171,504		173,695
	Shares Reinvested:
	Class A	64,163		179,043
	Class B	1,355		4,761
	Class C	3,945		8,898
	Shares Redeemed:
	Class A	(535,382)		(2,456,337)
	Class B	(35,438)	*	(94,932)	**
	Class C	(59,409)		(165,113)
	Net Increase (Decrease) in Number of Shares Outstanding	412,545		(685,176)

*	Includes automatic conversion of Class B shares ($187,949 representing 19,870 shares) to Class A shares ($187,949 representing 19,272 shares).
**	Includes automatic conversion of Class B shares ($357,407 representing 37,235 shares) to Class A shares ($357,407 representing 36,109 shares).

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [31

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS A SHARES
		six months
		ended		year	year	year	year		year
		6/30/09		ended	ended	ended	ended		ended
		(unaudited)		12/31/08	12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 9.56		$ 9.99	$ 9.94	$ 10.06	$ 10.32		$ 10.31

	Income from Investment Operations:
	Net Investment Income (Loss)	0.17		0.43	0.44	0.42	0.34	(A)	0.34	(A)
	Net Realized and Unrealized Gain (Loss) on Investments	0.32		(0.43)	0.06	(0.12)	(0.23)		0.01
	Total from Investment Operations	0.49		-	0.50	0.30	0.11		0.35

	Less Distributions:
	Dividends from Net Investment Income	(0.17)		(0.43)	(0.45)	(0.41)	(0.34)		(0.34)
	Dividends from Net Realized Gains	-		-	-	(0.01)	(0.03)		-
	Total Distributions	(0.17)		(0.43)	(0.45)	(0.42)	(0.37)		(0.34)

	Net Asset Value at End of Period	$ 9.88		$ 9.56	$ 9.99	$ 9.94	$ 10.06		$ 10.32

	Total Return (B)(C)	5.11%	(D)	(0.05)%	5.19%	3.11%	1.11%		3.44%

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$ 41,885		$ 37,367	$ 45,371	$ 39,023	$ 29,402		$ 23,131

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.20%	(E)	1.29%	1.21%	1.32%	1.31%		1.31%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.20%	(E)	1.14%	1.06%	1.35%	1.35%		1.35%

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.47%	(E)	4.11%	4.33%	4.42%	3.33%		3.49%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.47%	(E)	4.26%	4.48%	4.39%	3.29%		3.45%

	Portfolio Turnover	14.07%		35.01%	44.98%	76.28%	39.46%		35.95%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	Not Annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [32]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS B SHARES
		six months
		ended		year	year	year	year		year
		6/30/09		ended	ended	ended	ended		ended
		(unaudited)		12/31/08	12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 9.28		$ 9.70	$ 9.66	$ 9.81	$ 10.06		$ 10.08

	Income from Investment Operations:
	Net Investment Income (Loss)	0.13		0.35	0.37	0.36	0.25	(A)	0.27	(A)
	Net Realized and Unrealized Gain (Loss) on Investments	0.31		(0.41)	0.05	(0.15)	(0.20)		(0.01)
	Total from Investment Operations	0.44		(0.06)	0.42	0.21	0.05		0.26

	Less Distributions:
	Dividends from Net Investment Income	(0.13)		(0.36)	(0.38)	(0.35)	(0.27)		(0.28)
	Dividends from Net Realized Gains	-		-	-	(0.01)	(0.03)		-
	Total Distributions	(0.13)		(0.36)	(0.38)	(0.36)	(0.30)		(0.28)

	Net Asset Value at End of Period	$ 9.59		$ 9.28	$ 9.70	$ 9.66	$ 9.81		$ 10.06

	Total Return (B)(C)	4.74%	(D)	(0.66)%	4.47%	2.20%	0.47%		2.57%

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$ 954		$ 1,230	$ 1,951	$ 2,786	$ 3,126		$ 3,839

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.95%	(E)	2.04%	1.93%	1.99%	2.07%		2.06%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.95%	(E)	1.89%	1.78%	2.10%	2.10%		2.10%

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.69%	(E)	3.34%	3.62%	3.74%	2.57%		2.74%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.69%	(E)	3.49%	3.77%	3.63%	2.54%		2.70%

	Portfolio Turnover	14.07%		35.01%	44.98%	76.28%	39.46%		35.95%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	Not Annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [33]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS C SHARES
		six months
		ended		year	year	year	year		year
		6/30/09		ended	ended	ended	ended		ended
		(unaudited)		12/31/08	12/31/07	12/31/06	12/31/05		12/31/04	(A)

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 9.28		$ 9.69	$ 9.66	$ 9.78	$ 10.04		$ 10.15

	Income from Investment Operations:
	Net Investment Income (Loss)	0.12		0.33	0.37	0.33	0.25	(B)	0.26	(B)
	Net Realized and Unrealized Gain (Loss) on Investments	0.32		(0.40)	0.04	(0.12)	(0.20)		(0.05)
	Total from Investment Operations	0.44		(0.07)	0.41	0.21	0.05		0.21

	Less Distributions:
	Dividends from Net Investment Income	(0.14)		(0.34)	(0.38)	(0.32)	(0.28)		(0.32)
	Dividends from Net Realized Gains	-		-	-	(0.01)	(0.03)		-
	Total Distributions	(0.14)		(0.34)	(0.38)	(0.33)	(0.31)		(0.32)

	Net Asset Value at End of Period	$ 9.58		$ 9.28	$ 9.69	$ 9.66	$ 9.78		$ 10.04

	Total Return (C)(D)	4.71%	(E)	(0.72)%	4.37%	2.26%	0.47%		2.12%	(E)

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$ 4,089		$ 2,883	$ 2,842	$ 3,019	$ 1,927		$ 907

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.95%	(F)	2.06%	1.96%	2.10%	2.07%		2.06%	(F)
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.95%	(F)	1.91%	1.81%	2.10%	2.10%		2.10%	(F)

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.77%	(F)	3.33%	3.59%	3.64%	2.57%		2.74%	(F)
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.77%	(F)	3.48%	3.74%	3.64%	2.54%		2.70%	(F)

	Portfolio Turnover	14.07%		35.01%	44.98%	76.28%	39.46%		35.95%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [34]

FUND PROFILE

June 30, 2009  TIMOTHY PLAN AGGRESSIVE GROWTH FUND

FUND PROFILE (unaudited):

Top Ten Holdings		Industries
(% of Net Assets)		(% of Net Assets)

SBA Communications Corp. - Class A	1.93%	Information Technology	30.25%
Henry Schein, Inc.	1.91%	Health Care	21.14%
Marvell Technology Group, Ltd.	1.82%	Industrials	12.16%
The Geo Group, Inc.	1.77%	Financials	9.78%
Cephalon, Inc.	1.75%	Consumer Discretionary	9.44%
FTI Consulting, Inc.	1.71%	Energy	6.80%
Tetra Tech, Inc.	1.58%	Materials	5.19%
Informatica Corp.	1.57%	Short-Term Investments	2.08%
Haemonetics Corp.	1.55%	Telecommunication	1.93%
Equinix, Inc.	1.53%	Other Assets Less Liabilities	1.23%
	17.12%		100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2009, through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [35]

FUND PROFILE

June 30, 2009  TIMOTHY PLAN AGGRESSIVE GROWTH FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/2009	6/30/2009	1/1/2009 through 6/30/2009

Actual - Class A	$ 1,000.00	$ 1,056.60	$ 9.62

Hypothetical - Class A (5% return before expenses)	$ 1,000.00	$ 1,015.44	$ 9.43

Actual - Class B	$ 1,000.00	$ 1,052.17	$ 13.41

Hypothetical - Class B (5% return before expenses)	$ 1,000.00	$ 1,011.72	$ 13.15

Actual - Class C	$ 1,000.00	$ 1,049.13	$ 13.39

Hypothetical - Class C (5% return before expenses)	$ 1,000.00	$ 1,011.72	$ 13.15

*

Expenses are equal to the Fund’s annualized expense ratio of 1.89% for Class A, 2.64% for Class B, and 2.64% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 5.66% for Class A, 5.22% for Class B, and 4.91% for Class C for the six-month period of January 1, 2009, to June 30, 2009.

Timothy Plan Top Ten Holdings / Industries [36]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

COMMON STOCKS - 96.69%
number of shares		fair value

	AUTO/TRUCK PARTS & EQUIPMENT - ORIGINAL - 0.91%
4,440	BorgWarner, Inc.	$ 151,537

	BROADCAST SERVICE/PROGRAM - 1.38%
12,505	DG FastChannel, Inc.*	228,841

	CHEMICALS - DIVERSIFIED - 2.04%
3,170	FMC Corp.	149,941
32,365	Solutia, Inc.*	186,422
		336,363

	CHEMICALS - SPECIALITY - 1.16%
6,850	Ashland, Inc.	192,142

	COAL - 0.92%
4,475	Consol Energy, Inc.	151,971

	COMMERCIAL BANKS - CENTRAL US - 2.05%
5,700	Prosperity Bancshares, Inc.	170,031
12,700	TCF Financial Corp.	169,799
		339,830
	COMMERCIAL BANKS - EASTERN U.S. - 0.75%
4,590	Signature Bank *	124,481

	COMMERCIAL SERVICES - FINANCIAL - 0.80%
9,707	Net 1 UEPS Technologies, Inc. *	131,918

	COMPUTER MEMORY DEVICES - 1.52%
12,795	NetApp, Inc. *	252,317

	COMPUTER SERVICES - 1.17%
7,250	Cognizant Technology Solutions Corp. - Class A*	193,575

	CONSULTING SERVICES - 2.69%
5,580	FTI Consulting, Inc. *	283,018
12,680	Navigant Consulting, Inc. *	163,826
		446,844

	CONSUMER PRODUCTS - MISCELLANEOUS - 1.10%
9,700	Jarden Corp. *	181,875

	CONTAINERS - PAPER/PLASTIC - 1.08%
8,275	Pactiv Corp. *	179,816

	DECISION SUPPORT SOFTWARE - 1.35%
9,135	MSCI, Inc. - Class A*	223,259

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [37]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

COMMON STOCKS - 96.69% (continued)
number of shares		fair value

	DENTAL SUPPLIES & EQUIPMENT - 1.09%
9,050	Sirona Dental Systems, Inc. *	$ 180,910

	DIAGNOSTIC EQUIPMENT - 0.78%
9,435	Immucor, Inc. *	129,826

	DISPOSABLE MEDICAL PRODUCTS - 0.33%
3,350	Merit Medical Systems, Inc.*	54,605

	DISTRIBUTION/WHOLESALE - 0.94%
13,665	FGX International Holdings, Ltd. *	155,508

	ELECTRIC PRODUCTS - MISCELLANEOUS - 1.40%
6,738	AMETEK, Inc.	233,000

	ELECTRONIC COMPONENTS - SEMICONDUCTORS - 6.95%
7,000	Broadcom Corp. - Class A *	173,530
18,730	Fairchild Semiconductor International, Inc.*	130,923
9,900	Microsemi Corp. *	136,620
7,125	Monolithic Power Systems, Inc. *	159,671
3,850	Netlogic Microsystems, Inc.*	140,371
28,400	ON Semiconductor Corp.*	194,824
5,700	Silicon Laboratories, Inc.*	216,258
		1,152,197

	ELECTRONIC CONNECTORS - 1.26%
6,609	Amphenol Corp. - Class A	209,109

	E-MARKETING/INFO - 0.96%
8,000	Constant Contact, Inc.*	158,720

	ENERGY - ALTERNATE SOURCES - 0.55%
10,500	Clean Energy Fuels Corp.*	90,405

	ENGINEERING/R&D SERVICES - 1.05%
5,276	Stanley, Inc. *	173,475

	ENTERPRISE SOFTWARE/SERVICES - 4.00%
6,910	Concur Technologies, Inc. *	214,763
15,165	Informatica Corp. *	260,686
6,000	Sybase, Inc. *	188,040
		663,489

	ENVIRONMENTAL CONSULTING & ENGINEERING - 1.58%
9,172	Tetra Tech, Inc. *	262,778

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [38]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

COMMON STOCKS - 96.69% (continued)
number of shares		fair value

	FINANCE - INVESTMENT BANKER/BROKER - 2.31%
4,625	Stifel Financial Corp. *	$ 222,416
9,160	TD Ameritrade Holding Corp.*	160,666
		383,082

	HAZARDOUS WASTE DISPOSAL - 0.50%
9,000	EnergySolutions, Inc.	82,800

	INSTRUMENTS - CONTROLS - 1.16%
2,490	Mettler-Toledo International, Inc. *	192,104

	INTERNET APPLICATIONS SOFTWARE - 0.86%
7,260	Vocus, Inc. *	143,458

	INTERNET INFRASTRUCTURE SOFTWARE - 1.00%
4,800	F5 Networks, Inc. *	166,032

	INTERNET SECURITY - 1.15%
4,540	McAfee, Inc. *	191,543

	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 0.89%
8,290	Invesco, Ltd.	147,728

	MEDICAL - BIOMEDICAL/GENE - 2.79%
5,445	Alexion Pharmaceuticals, Inc. *	223,898
3,570	Myriad Genetics, Inc. *	127,271
1,345	United Therapeutics Corp. *	112,079
		463,248

	MEDICAL - DRUGS - 3.00%
5,120	Cephalon, Inc. *	290,048
15,733	Eurand NV *	204,529
767	Myriad Pharmaceuticals, Inc.*	3,569
		498,146

	MEDICAL INFORMATION SYSTEMS - 0.96%
10,575	Phase Forward, Inc.*	159,788

	MEDICAL INSTRUMENTS - 1.67%
3,875	NuVasive, Inc. *	172,825
7,400	Volcano Corp. *	103,452
		276,277

	MEDICAL LABS & TESTING SERVICES - 1.22%
9,381	ICON plc (ADR) *	202,442

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [39]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

COMMON STOCKS - 96.69% (continued)
number of shares		fair value

	MEDICAL PRODUCTS - 3.46%
4,510	Haemonetics Corp. *	$ 257,070
6,610	Henry Schein, Inc. *	316,950
		574,020

	MULTI-LINE INSURANCE - 0.48%
7,000	XL Capital, Ltd. - Class A	80,220

	NETWORKING PRODUCTS - 3.02%
7,365	Atheros Communications, Inc. *	141,703
6,500	Juniper Networks, Inc. *	153,400
5,875	Starent Networks Corp. *	143,409
5,280	Swtich & Data Facilities Co., Inc.*	61,934
		500,446

	NON-HAZARDOUS WASTE DISPOSAL - 0.82%
5,275	Waste Connections, Inc. *	136,675

	OIL COMPANIES - EXPLORATION & PRODUCTION - 2.34%
4,600	Cabot Oil & Gas Corp.	140,944
4,200	Concho Resources, Inc. *	120,498
9,800	EXCO Resources, Inc. *	126,616
		388,058

	OIL - FIELD SERVICES - 3.00%
12,000	Matrix Service Co.*	137,760
9,980	Superior Energy Services, Inc. *	172,355
9,600	Weatherford International, Ltd. *	187,776
		497,891

	PATIENT MONITORING EQUIPMENT - 0.64%
4,384	Masimo Corp. *	105,698

	PHARMACY SERVICES - 0.78%
5,200	Catalyst Health Solutions, Inc. *	129,688

	PHYSICAL THERAPY/REHABILITATION CENTERS - 1.07%
7,800	Psychiatric Solutions, Inc. *	$ 177,372

	PRINTING - COMMERCIAL - 0.79%
3,085	VistaPrint, Ltd. *	131,575

	PRIVATE CORRECTIONS - 1.77%
15,793	The Geo Group, Inc. *	293,434

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [40]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

COMMON STOCKS - 96.69% (continued)
number of shares		fair value

	REINSURANCE - 1.95%
4,375	Allied World Assurance Co. Holdings, Ltd.	$ 178,631
2,240	PartnerRe, Ltd.	145,488
		324,119

	RESEARCH & DEVELOPMENT - 0.92%
6,540	Pharmaceutical Product Development, Inc.	151,859

	RETAIL - APPAREL/SHOE - 2.20%
4,925	Aeropostale, Inc. *	168,780
5,100	Ross Stores, Inc.	196,860
		365,640

	RETAIL - REGIONAL DEPARTMENT STORES - 0.72%
2,800	Kohl's Corp. *	119,700

	RETAIL - RESTAURANTS - 0.99%
15,020	Texas Roadhouse, Inc. - Class A *	163,868

	SCHOOLS - 2.57%
4,555	DeVry, Inc.	227,932
9,235	K12, Inc. *	199,014
		426,946

	SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS - 1.82%
25,950	Marvell Technology Group, Ltd. *	302,058

	SEMICONDUCTOR EQUIPMENT - 0.78%
7,510	Formfactor, Inc. *	129,472

	STEEL - PRODUCERS - 0.92%
10,400	Steel Dynamics, Inc.	153,192

	TELECOMMUNICATION EQUIPMENT - 1.26%
9,025	Nice Systems, Ltd. (ADR) *	208,207
	THERAPEUTICS - 1.27%
7,650	BioMarin Pharmaceutical, Inc. *	119,416
3,201	Onyx Pharmaceuticals, Inc. *	90,460
		209,876

	TRANSPORTATION - AIR FREIGHT - 1.39%
9,950	Atlas Air Worldwide Holdings, Inc. *	230,741

	TRANSPORTATION - MARINE - 0.95%
4,955	Kirby Corp.*	157,519

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [41]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

COMMON STOCKS - 96.69% (continued)
number of shares		fair value

	WEB HOSTING/DESIGN - 1.53%
3,495	Equinix, Inc.*	$ 254,226

	WIRELESS EQUIPMENT - 1.93%
13,050	SBA Communications Corp. - Class A *	320,247

	Total Common Stocks (cost $15,233,708)	16,038,186

SHORT-TERM INVESTMENTS - 2.08%
number of shares		fair value

345,761	Timothy Plan Money Market Fund, 0.10%(A) (B)	345,761

	Total Short-Term Investments (cost $345,761)	345,761

	TOTAL INVESTMENTS (cost $15,579,469) - 98.77%	$ 16,383,947

	OTHER ASSETS LESS LIABILITIES - 1.23%	203,636

	NET ASSETS - 100.00%	$ 16,587,583

(ADR) American Depositary Receipt.
* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at June 30, 2009.
(B) Affiliated fund.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [42]

AGGRESSIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2009 - (Unaudited)

ASSETS
amount

Investments in Unaffiliated Securities at Value (cost $15,233,708)[NOTE 1]	$ 16,038,186
Investments in Affiliated Securities at Value (cost $345,761)[NOTE 1]	345,761
Receivables for:
Investments Sold	425,399
Fund Shares Sold	61,443
Interest	75
Dividends	2,732
Prepaid Expenses	15,089

Total Assets	$ 16,888,685

LIABILITIES
amount

Payable for Investments Purchased	$ 181,825
Payable for Fund Shares Redeemed	78,693
Accrued Advisory Fees	11,677
Accrued 12b-1 Fees Class A	3,083
Accrued 12b-1 Fees Class B	315
Accrued 12b-1 Fees Class C	1,092
Accrued Expenses	24,417

Total Liabilities	$ 301,102

NET ASSETS
amount

Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 3,804,874 shares outstanding)	$ 14,900,028
Net Asset Value and Redemption Price Per Class A Share ($14,900,028 / 3,804,874 shares)	$ 3.92
Offering Price Per Share ($3.92 / 0.945)	$ 4.15
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 99,204 shares outstanding)	$ 359,639
Net Asset Value and Offering Price Per Class B Share ($359,639 / 99,204 shares)	$ 3.63
Minimum Redemption Price Per Class B Share ($3.63 * 0.99)	$ 3.59
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 365,360 shares outstanding)	$ 1,327,916
Net Asset Value and Offering Price Per Class C Share ($1,327,916 / 365,360 shares)	$ 3.63
Minimum Redemption Price Per Share ($3.63 * 0.99)	$ 3.59

Net Assets	$ 16,587,583

SOURCES OF NET ASSETS
amount

At June 30, 2009, Net Assets Consisted of:
Paid-in Capital	$ 26,092,825
Accumulated Net Investment Income (Loss)	$ (126,117)
Accumulated Net Realized Gain (Loss) on Investments	(10,183,603)
Net Unrealized Appreciation (Depreciation) in Value of Investments	804,478

Net Assets	$ 16,587,583

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [43]

AGGRESSIVE GROWTH FUND

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 - (Unaudited)

INVESTMENT INCOME
amount

Interest on Affiliated Investments	$ 418
Dividends	24,898

Total Investment Income	25,316

EXPENSES
amount

Investment Advisory Fees [NOTE 3]	65,554
12b-1 Fees (Class A = $17,293, Class B = $1,914, Class C = $6,037) [NOTE 3]	25,244
Fund Accounting, Transfer Agency, & Administration Fees	16,188
Registration Fees	12,844
Out-of-Pocket Expense	12,479
Custodian Fees	9,465
Miscellaneous Expense	2,859
Audit Fees	2,455
Printing Expense	1,992
Trustee Fees	984
CCO Fees	909
Insurance Expense	460

Total Net Expenses	151,433

Net Investment Income (Loss)	(126,117)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain (Loss) on Unaffiliated Investments	(2,595,376)
Change in Unrealized Appreciation (Depreciation) of Investments	3,537,840
Net Realized and Unrealized Gain (Loss) on Investments	942,464

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 816,347

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [44]

AGGRESSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
		six months ended
		6/30/09		year ended
		(unaudited)		12/31/08

	Operations:
	Net Investment Income (Loss)	$ (126,117)		$ (339,070)
	Net Realized Gain (Loss) on Investments	(2,595,376)		(7,557,154)
	Net Increase from Payments by Affiliates [NOTE 4]	-		24,684
	Net Change in Unrealized Appreciation (Depreciation) of Investments	3,537,840		(5,095,846)
	Net Increase (Decrease) in Net Assets (resulting from operations)	816,347		(12,967,386)

	Distributions to Shareholders From:
	Net Realized Gains:
	Class A	-		(42,783)
	Class B	-		(1,613)
	Class C	-		(4,029)
	Total Distributions	-		(48,425)

	Capital Share Transactions:
	Proceeds from Shares Sold:
	Class A	780,116	*	7,041,334	**
	Class B	-		3,577
	Class C	102,208		343,835
	Dividends Reinvested:
	Class A	-		42,015
	Class B	-		1,381
	Class C	-		3,918
	Cost of Shares Redeemed:
	Class A	(1,200,724)		(5,038,562)
	Class B	(141,624)	*	(144,927)	**
	Class C	(104,513)		(306,988)
	Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(564,537)		1,945,583

	Total Increase (Decrease) in Net Assets	251,810		(11,070,228)

	Net Assets:
	Beginning of period	16,335,773		27,406,001

	End of period	$ 16,587,583		$ 16,335,773

	Accumulated Net Investment Income (Loss)	$ (126,117)		$ -

	Shares of Capital Stock of the Fund Sold and Redeemed:
	Shares Sold:
	Class A	218,776	*	1,298,923	**
	Class B	-		624
	Class C	31,056		68,482
	Shares Reinvested:
	Class A	-		11,929
	Class B	-		422
	Class C	-		1,195
	Shares Redeemed:
	Class A	(343,082)		(916,790)
	Class B	(42,681)	*	(30,246)	**
	Class C	(33,870)		(58,719)
	Net Increase (Decrease) in Number of Shares Outstanding	(169,801)		375,820

*	Includes automatic conversion of Class B shares ($115,420 representing 34,677 shares) to Class A shares ($115,420 representing 32,189 shares).
**	Includes automatic conversion of Class B shares ($16,599 representing 4,811 shares) to Class A shares ($16,599 representing 4,474 shares).

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [45]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND - CLASS A SHARES
		six months
		ended		year		year	year	year		year
		6/30/09		ended		ended	ended	ended		ended
		(unaudited)		12/31/08		12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 3.71		$ 6.80		$ 7.04	$ 7.38	$ 6.95		$ 6.34

	Income from Investment Operations:
	Net Investment Income (Loss)	(0.03)		(0.07)		(0.06)	(0.08)	(0.09)	(A)	(0.07)	(A)
	Net Realized and Unrealized Gain (Loss) on Investments	0.24		(3.01)		0.59	0.65	0.70		0.68
	Total from Investment Operations	0.21		(3.08)		0.53	0.57	0.61		0.61

	Less Distributions:
	Dividends from Realized Gains	-		(0.01)		(0.77)	(0.91)	(0.18)		-
	Total Distributions	-		(0.01)		(0.77)	(0.91)	(0.18)		-

	Net Asset Value at End of Period	$ 3.92		$ 3.71		$ 6.80	$ 7.04	$ 7.38		$ 6.95

	Total Return (B)(C)	5.66%	(D)	(45.27)%		7.66%	7.50%	8.73%		9.62%

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$ 14,900		$ 14,575		$ 24,041	$ 23,187	$ 18,403		$ 16,453

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.89%	(E)	1.72%		1.52%	1.59%	1.59%		1.66%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.89%	(E)	1.72%		1.55%	1.60%	1.60%		1.60%

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.56)%	(E)	(1.33)%		(0.94)%	(1.17)%	(1.32)%		(1.38)%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.56)%	(E)	(1.33)%		(0.97)%	(1.18)%	(1.33)%		(1.32)%

	Portfolio Turnover	99.21%		243.59%	(F)	58.55%	96.39%	102.63%		102.46%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.
(F)	On January 1, 2008, Chartwell Investment Partners became sub-adviser for the Fund

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [46]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND - CLASS B SHARES
		six months
		ended		year		year	year	year		year
		6/30/09		ended		ended	ended	ended		ended
		(unaudited)		12/31/08		12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 3.45		$ 6.36		$ 6.68	$ 7.09	$ 6.74		$ 6.19

	Income from Investment Operations:
	Net Investment Income (Loss)	(0.04)		(0.12)		(0.12)	(0.14)	(0.14)	(A)	(0.13)	(A)
	Net Realized and Unrealized Gain (Loss) on Investments	0.22		(2.78)		0.57	0.64	0.67		0.68
	Total from Investment Operations	0.18		(2.90)		0.45	0.50	0.53		0.55

	Less Distributions:
	Dividends from Realized Gains	-		(0.01)		(0.77)	(0.91)	(0.18)		-
	Total Distributions	-		(0.01)		(0.77)	(0.91)	(0.18)		-

	Net Asset Value at End of Period	$ 3.63		$ 3.45		$ 6.36	$ 6.68	$ 7.09		$ 6.74

	Total Return (B)(C)	5.22%	(D)	(45.57)%		6.87%	6.83%	7.82%		8.89%

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$ 360		$ 489		$ 1,088	$ 1,247	$ 1,392		$ 1,519

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.64%	(E)	2.45%		2.26%	2.32%	2.34%		2.41%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.64%	(E)	2.45%		2.29%	2.35%	2.35%		2.35%

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(2.31)%	(E)	(2.06)%		(1.70)%	(1.90)%	(2.07)%		(2.13)%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(2.31)%	(E)	(2.06)%		(1.73)%	(1.93)%	(2.08)%		(2.07)%

	Portfolio Turnover	99.21%		243.59%	(F)	58.55%	96.39%	102.63%		102.46%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.
(F)	On January 1, 2008, Chartwell Investment Partners became sub-adviser for the Fund

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [47]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND - CLASS C SHARES
		six months
		ended		year		year	year	year		year
		6/30/09		ended		ended	ended	ended		ended
		(unaudited)		12/31/08		12/31/07	12/31/06	12/31/05		12/31/04	(A)

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 3.46		$ 6.37		$ 6.69	$ 7.11	$ 6.75		$ 6.24

	Income from Investment Operations:
	Net Investment Income (Loss)	(0.04)		(0.11)		(0.10)	(0.11)	(0.14)	(B)	(0.06)	(B)
	Net Realized and Unrealized Gain (Loss) on Investments	0.21		(2.79)		0.55	0.60	0.68		0.57
	Total from Investment Operations	0.17		(2.90)		0.45	0.49	0.54		0.51

	Less Distributions:
	Dividends from Realized Gains	-		(0.01)		(0.77)	(0.91)	(0.18)		-
	Total Distributions	-		(0.01)		(0.77)	(0.91)	(0.18)		-

	Net Asset Value at End of Period	$ 3.63		$ 3.46		$ 6.37	$ 6.69	$ 7.11		$ 6.75

	Total Return (C)(D)	4.91%	(E)	(45.50)%		6.86%	6.65%	7.96%		8.17%	(E)

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$ 1,328		$ 1,272		$ 2,277	$ 1,937	$ 1,358		$ 690

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.64%	(F)	2.47%		2.27%	2.35%	2.34%		2.41%	(F)
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.64%	(F)	2.47%		2.30%	2.35%	2.35%		2.35%	(F)

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(2.31)%	(F)	(2.08)%		(1.70)%	(1.94)%	(2.07)%		(2.13)%	(F)
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(2.31)%	(F)	(2.08)%		(1.73)%	(1.94)%	(2.08)%		(2.07)%	(F)

	Portfolio Turnover	99.21%		243.59%	(G)	58.55%	96.39%	102.63%		102.46%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.
(G)	On January 1, 2008, Chartwell Investment Partners became sub-adviser for the Fund
The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [48]

FUND PROFILE

June 30, 2009  TIMOTHY PLAN LARGE / MID CAP GROWTH FUND

FUND PROFILE (unaudited):

Top Ten Holdings		Industries
(% of Net Assets)		(% of Net Assets)

Exxon Mobil Corp.	5.29%	Health Care	21.41%
Timothy Plan Money Market Fund	4.53%	Information Technology	20.48%
Paychex, Inc.	3.68%	Energy	14.13%
Lowe's Companies, Inc.	3.19%	Financials	11.22%
Thermo Fisher Scientific, Inc.	2.70%	Consumer Discretionary	9.39%
T. Rowe Price Group, Inc.	2.56%	Industrials	8.82%
Colgate-Palmolive Co.	2.55%	Short-Term Investments	4.53%
Occidental Petroleum Corp.	2.16%	Materials	3.93%
Medco Health Solutions, Inc.	2.10%	Consumer Staples	2.55%
L-3 Communications Holdings, Inc.	2.01%	Telecommunication	1.84%
	30.77%	Other Assets Less Liabilities	1.70%
			100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2009, through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [49]

FUND PROFILE

June 30, 2009  TIMOTHY PLAN LARGE / MID CAP GROWTH FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/2009	6/30/2009	1/1/2009 through 6/30/2009

Actual - Class A	$ 1,000.00	$ 1,068.49	$ 8.72

Hypothetical - Class A (5% return before expenses)	$ 1,000.00	$ 1,016.36	$ 8.50

Actual - Class B	$ 1,000.00	$ 1,063.26	$ 12.54

Hypothetical - Class B (5% return before expenses)	$ 1,000.00	$ 1,012.64	$ 12.24

Actual - Class C	$ 1,000.00	$ 1,065.69	$ 12.54

Hypothetical - Class C (5% return before expenses)	$ 1,000.00	$ 1,012.64	$ 12.23

*

Expenses are equal to the Fund’s annualized expense ratio of 1.70% for Class A, 2.45% for Class B, and 2.45% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 6.85% for Class A, 6.33% for Class B, and 6.57% for Class C for the six-month period of January 1, 2009, to June 30, 2009.

Timothy Plan Top Ten Holdings / Industries [50]

LARGE/MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

COMMON STOCKS - 93.77%
number of shares		fair value

	AUTOMOTIVE/TRUCK PARTS & EQUIPMENT - ORIGINAL - 1.80%
9,600	BorgWarner, Inc.*	$ 327,648
13,630	Johnson Controls, Inc.	296,044
		623,692

	CHEMICALS - DIVERSIFIED - 0.90%
6,590	FMC Corp.	311,707

	CHEMICALS - SPECIALITY - 1.03%
12,690	Ashland, Inc.	355,954

	COAL - 0.85%
8,625	Consol Energy, Inc.	292,905

	COMMERCIAL BANKS - CENTRAL U.S. - 1.00%
25,550	TCF Financial Corp.	341,604

	COMMERCIAL SERVICE - FINANCIAL - 4.52%
50,490	Paychex, Inc.	1,272,348
16,050	SEI Investments Co.	289,542
		1,561,890

	COMPUTER MEMORY DEVICES - 1.34%
23,525	NetApp, Inc. *	463,913

	COMPUTER SERVICES - 1.13%
14,600	Cognizant Technology Solutions Corp. - Class A *	389,820

	CONSULTING SERVICES - 1.69%
11,521	FTI Consulting, Inc. *	584,345

	CONSUMER PRODUCTS - MISCELLANEOUS - 0.83%
15,350	Jarden Corp.*	287,813

	CONTAINERS - PAPER/PLASTIC - 1.08%
17,125	Pactiv Corp. *	372,126

	COSMETICS & TOILETRIES - 2.55%
12,470	Colgate-Palmolive Co.	882,128

	DECISION SUPPORT SOFTWARE - 1.30%
18,260	MSCI, Inc.*	446,274

	DIALYSIS CENTERS - 1.02%
7,110	DaVita, Inc. *	351,661

The accompanying notes are an integral part of these financial statements.

The Timothy Plan Large/Mid Cap Growth Fund [51]

LARGE/MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

COMMON STOCKS - 93.77% (continued)
number of shares			fair value

		DISPOSABLE MEDICAL PRODUCTS - 1.48%
6,870		C.R. Bard, Inc.	$ 511,471

		DIVERSIFIED MANUFACTURING OPERATIONS - 1.50%
8,330		Danaher Corp.	514,294

		ELECTRIC PRODUCTS - MISCELLANEOUS - 1.22%
12,169		AMETEK, Inc.	420,804

		ELECTRONIC COMPONENTS - SEMICONDUCTORS - 4.00%
13,505		Broadcom Corp. - Class A *	334,789
21,120	#	Nvidia Corp. *	238,445
55,425		ON Semiconductor Corp. *	380,216
11,325		Silicon Laboratories, Inc.*	429,671
			1,383,121

		ELECTRONIC CONNECTORS - 1.14%
12,422		Amphenol Corp. - Class A	393,032

		ELECTRONICS - MILITARY - 2.01%
10,000		L-3 Communications Holdings, Inc.	693,800

		ENTERPRISE SOFTWARE/SERVICES - 1.08%
11,950		Sybase, Inc. *	374,513

		FINANCE - INVESTMENT BANKER/BROKER - 0.98%
19,330		TD Ameritrade Holding Corp.*	339,048

		INSTRUMENTS - CONTROLS - 1.08%
4,825		Mettler-Toledo International, Inc. *	372,249

		INSTRUMENTS - SCIENTIFIC - 2.70%
22,875		Thermo Fisher Scientific, Inc. *	932,614

		INTERNET INFRASTRUCTURE SOFTWARE - 0.78%
7,825		F5 Networks, Inc. *	270,666

		INTERNET SECURITY - 0.94%
7,725		McAfee, Inc. *	325,918

		INVESTMENT MANAGEMENT/ADVISORY SERVICES - 5.06%
8,060		Franklin Resources, Inc.	580,401
15,905		Invesco, Ltd.	283,427
21,250		T. Rowe Price Group, Inc.	885,488
			1,749,316

The accompanying notes are an integral part of these financial statements.

The Timothy Plan Large/Mid Cap Growth Fund [52]

LARGE/MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

COMMON STOCKS - 93.77% (continued)
number of shares		fair value

	LIFE/HEALTH INSURANCE - 0.80%
8,890	Aflac, Inc.	$ 276,390

	MEDICAL - BIOMEDICAL/GENE - 1.88%
12,420	Alexion Pharmaceuticals, Inc. *	510,710
1,685	United Therapeutics Corp. *	140,411
		651,121

	MEDICAL - DRUGS - 2.09%
9,485	Cephalon, Inc. *	537,325
10,300	Endo Pharmaceuticals Holdings, Inc.*	184,576
		721,901

	MEDICAL - WHOLESALE DRUG DISTRIBUTION - 1.01%
19,670	AmerisourceBergen Corp.	348,946

	MEDICAL INSTRUMENTS - 1.50%
12,600	St. Jude Medical, Inc. *	517,860

	MEDICAL LABS & TESTING SERVICES - 1.03%
5,270	Laboratory Corp. of America Holdings *	357,253

	MEDICAL PRODUCTS - 3.21%
7,880	Covidien PLC	295,027
11,088	Henry Schein, Inc. *	531,670
6,670	Zimmer Holdings, Inc. *	284,142
		1,110,839

	MULTI-LINE INSURANCE - 0.48%
14,450	XL Capital, Ltd.	165,597

	NETWORKING PRODUCTS - 0.92%
13,475	Juniper Networks, Inc. *	318,010

	OIL COMPANIES - EXPLORATION & PRODUCTION - 3.10%
10,500	Cabot Oil & Gas Corp.	321,720
11,350	Occidental Petroleum Corp.	746,944
		1,068,664

	OIL COMPANIES - INTEGRATED - 7.06%
26,170	Exxon Mobil Corp. #	1,829,544
30,870	StatoilHydro ASA (ADR)	610,300
		2,439,844

	OIL FIELD MACHINERY & EQUIPMENT - 0.91%
11,140	Cameron International Corp. *	315,262

The accompanying notes are an integral part of these financial statements.

 The Timothy Plan Large/Mid Cap Growth Fund [53]

LARGE/MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

COMMON STOCKS - 93.77% (continued)
number of shares		fair value

	OIL - FIELD SERVICES - 2.22%
22,465	Superior Energy Services, Inc. *	$ 387,971
19,375	Weatherford International, Ltd. *	378,975
		766,946

	PHARMACY SERVICES - 3.47%
6,880	Express Scripts, Inc. *	473,000
15,900	Medco Health Solutions, Inc. *	725,199
		1,198,199

	PRINTING - COMMERCIAL - 0.81%
6,576	VistaPrint, Ltd. *	280,466

	PRIVATE CORRECTIONS - 1.51%
28,159	The Geo Group, Inc. *	523,194

	REINSURANCE - 0.78%
4,160	PartnerRe, Ltd.	270,192

	RESEARCH & DEVELOPMENT - 0.94%
14,000	Pharmaceutical Product Development, Inc.	325,080

	RETAIL - APPAREL/SHOE - 1.14%
10,225	Ross Stores, Inc.	394,685

	RETAIL - BUILDING PRODUCTS - 3.19%
56,800	Lowe's Companies, Inc.	1,102,488

	RETAIL - REGIONAL DEPARTMENT STORES - 0.98%
7,950	Kohl's Corp. *	339,863

	SCHOOLS - 1.43%
9,889	DeVry, Inc.	494,845

	SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS - 1.74%
51,750	Marvell Technology Group, Ltd. *	602,370

	STEEL PRODUCERS - 0.92%
21,695	Steel Dynamics, Inc.	319,567

	TELECOMMUNICATION EQUIPMENT - 1.34%
20,075	Nice Systems, Ltd. (ADR) *	463,130

	TRANSPORT - MARINE - 0.90%
9,760	Kirby Corp.*	310,270

	WEB HOSTING/DESIGN - 1.56%
7,425	Equinix, Inc.*	540,094

	WIRELESS EQUIPMENT - 1.84%
25,975	SBA Communications Corp.*	637,427

	Total Common Stocks (cost $33,801,382)	32,407,181

The accompanying notes are an integral part of these financial statements.

The Timothy Plan Large/Mid Cap Growth Fund [54]

LARGE/MID CAP GROWTH FUND

	SCHEDULE OF INVESTMENTS
	As of June 30, 2009 - (Unaudited)

	SHORT-TERM INVESTMENTS - 4.53%
number of shares		fair value

1,564,403	Timothy Plan Money Market Fund, 0.10%(A) (B)	$ 1,564,403

	Total Short-Term Investments (cost $1,564,403)	1,564,403

	TOTAL INVESTMENTS (cost $35,365,785) - 98.30%	$ 33,971,584

	OTHER ASSETS LESS LIABILITIES - 1.70%	587,519

	NET ASSETS - 100.00%	$ 34,559,103

*Non-income producing securities.
(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at June 30, 2009.
(B) Affiliated fund.

The accompanying notes are an integral part of these financial statements.

The Timothy Plan Large/Mid Cap Growth Fund [55]

LARGE/MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2009 - (Unaudited)

ASSETS
amount

Investments in Unaffiliated Securities at Value (cost $33,801,382) [NOTE 1]	$ 32,407,181
Investments in Affiliated Securities at Value (cost $1,564,403) [NOTE 1]	1,564,403
Receivables for:
Investments Sold	824,040
Fund Shares Sold	137,123
Dividends	11,408
Interest	225
Prepaid Expenses	22,864

Total Assets	$ 34,967,244

LIABILITIES
amount

Payable for Investments Purchased	$ 268,654
Payable for Fund Shares Redeemed	70,638
Accrued Advisory Fees	24,123
Accrued 12b-1 Fees Class A	6,493
Accrued 12b-1 Fees Class B	845
Accrued 12b-1 Fees Class C	1,564
Accrued Expenses	35,824

Total Liabilities	$ 408,141

NET ASSETS
amount

Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 6,752,769 shares outstanding)	$ 31,606,005
Net Asset Value and Redemption Price Per Class A Share ($31,606,005 / 6,752,769 shares)	$ 4.68
Offering Price Per Share ($4.68 / 0.945)	$ 4.95
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 230,968 shares outstanding)	$ 1,009,165
Net Asset Value and Offering Price Per Class B Share ($1,009,165 / 230,968 shares)	$ 4.37
Minimum Redemption Price Per Class B Share ($4.37 * 0.99)	$ 4.33
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 444,158 shares outstanding)	$ 1,943,933
Net Asset Value and Offering Price Per Class C Share ($1,943,933 / 444,158 shares)	$ 4.38
Minimum Redemption Price Per Share ($4.38 * 0.99)	$ 4.34

Net Assets	$ 34,559,103

SOURCES OF NET ASSETS
amount

At June 30, 2009, Net Assets Consisted of:
Paid-in Capital	$ 49,319,897
Accumulated Net Investment Income (Loss)	(73,444)
Accumulated Net Realized Gain (Loss) on Investments	(13,293,149)
Net Unrealized Appreciation (Depreciation) in Value of Investments	(1,394,201)

Net Assets	$ 34,559,103

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid Cap Growth Fund [56]

LARGE/MID CAP GROWTH FUND

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 - (Unaudited)

INVESTMENT INCOME
amount

Interest on Affiliated Investments	$ 904
Dividends (net of withholding tax of $5,300)	209,591

Total Investment Income	210,495

EXPENSES
amount

Investment Advisory Fees [NOTE 3]	139,491
12b-1 Fees (Class A = $37,656, Class B = $4,813, Class C = $8,670)[NOTE 3]	51,139
Fund Accounting, Transfer Agency, & Administration Fees	34,073
Out-of-Pocket Expense	26,112
Registration Fees	10,097
Custodian Fees	7,121
Audit Fees	5,101
Printing Expense	3,884
Miscellaneous Expense	2,490
CCO Fees	1,824
Trustee Fees	1,631
Insurance Expense	976

Total Expenses	283,939

Net Investment Income (Loss)	(73,444)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain (Loss) on Unaffiliated Investments	(3,696,257)
Change in Unrealized Appreciation (Depreciation) of Investments	5,828,872
Net Realized and Unrealized Gain (Loss) on Investments	2,132,615

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 2,059,171

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid Cap Growth Fund [57]

LARGE/MID CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	six months ended
	6/30/09	year ended
	(unaudited)	12/31/08

Operations:
Net Investment Income (Loss)	(73,444)	(340,626)
Net Realized Gain (Loss) on Investments	(3,696,257)	(7,879,763)
Change in Unrealized Appreciation (Depreciation) of Investments	5,828,872	(12,968,068)
Net Increase (Decrease) in Net Assets (resulting from operations)	2,059,171	(21,188,457)

Distributions to Shareholders From:
Net Realized Gains:
Class A	-	(61,850)
Class B	-	(2,112)
Class C	-	(4,038)
Total Distributions	-	(68,000)

Capital Share Transactions:

Proceeds from Shares Sold:
Class A	1,968,173	15,166,919
Class B	3,853	17,054
Class C	264,598	775,006

Dividends Reinvested:
Class A	-	56,381
Class B	-	1,861
Class C	-	3,555

Cost of Shares Redeemed:
Class A	(4,755,865)	(16,452,855)
Class B	(73,607)	(288,063)
Class C	(383,759)	(761,081)
Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(2,976,607)	(1,481,223)

Total Increase (Decrease) in Net Assets	(917,436)	(22,737,680)

Net Assets:
Beginning of period	35,476,539	58,214,219

End of period	$ 34,559,103	$ 35,476,539

Accumulated Net Investment Income (Loss)	$ (73,444)	$ -

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	455,494	2,613,667
Class B	928	3,097
Class C	63,311	134,417
Shares Reinvested:
Class A	-	13,424
Class B	-	474
Class C	-	902
Shares Redeemed:
Class A	(1,111,913)	(2,941,853)
Class B	(18,664)	(52,411)
Class C	(98,092)	(131,734)
Net Increase (Decrease) in Number of Shares Outstanding	(708,936)	(360,017)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid Cap Growth Fund [58]

LARGE/MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP GROWTH FUND - CLASS A SHARES
		six months
		ended		year		year	year	year		year
		6/30/09		ended		ended	ended	ended		ended
		(unaudited)		12/31/08		12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 4.38		$ 6.89		$ 7.25	$ 6.92	$ 6.69		$ 6.17

	Income from Investment Operations:
	Net Investment Income (Loss)	(0.01)		(0.04)		(0.03)	(0.04)	(0.05)	(A)	(0.05)	(A)
	Net Realized and Unrealized Gain (Loss) on Investments	0.31		(2.46)		0.39	0.37	0.28		0.57
	Total from Investment Operations	0.30		(2.50)		0.36	0.33	0.23		0.52

	Less Distributions:
	Dividends from Realized Gains	-		(0.01)		(0.72)	-	-		-
	Total Distributions	-		(0.01)		(0.72)	-	-		-

	Net Asset Value at End of Period	$ 4.68		$ 4.38		$ 6.89	$ 7.25	$ 6.92		$ 6.69

	Total Return (B)(C)	6.85%	(D)	(36.30)%		5.09%	4.77%	3.44%		8.43%

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$ 31,606		$ 32,484		$ 53,183	$ 65,510	$ 53,901		$ 36,869

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.70%	(E)	1.56%		1.46%	1.52%	1.60%		1.55%
	After Reimbursement and Waiver/Recoupment	1.70%	(E)	1.56%		1.46%	1.53%	1.60%		1.60%

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.39)%	(E)	(0.64)%		(0.37)%	(0.56)%	(0.80)%		(0.95)%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.39)%	(E)	(0.64)%		(0.37)%	(0.57)%	(0.80)%		(1.00)%

	Portfolio Turnover	54.97%		176.94%	(F)	44.62%	60.46%	38.61%		60.25%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.
(F)	On January 1, 2008, Chartwell Investment Partners became sub-adviser for the Fund

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid Cap Growth Fund [59]

LARGE/MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP GROWTH FUND - CLASS B SHARES
		six months
		ended		year		year	year	year		year
		6/30/09		ended		ended	ended	ended		ended
		(unaudited)		12/31/08		12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 4.11		$ 6.50		$ 6.94	$ 6.68	$ 6.50		$ 6.04

	Income from Investment Operations:
	Net Investment Income (Loss)	(0.02)		(0.08)		(0.08)	(0.09)	(0.10)	(A)	(0.11)	(A)
	Net Realized and Unrealized Gain (Loss) on Investments	0.28		(2.30)		0.36	0.35	0.28		0.57
	Total from Investment Operations	0.26		(2.38)		0.28	0.26	0.18		0.46

	Less Distributions:
	Dividends from Realized Gains	-		(0.01)		(0.72)	-	-		-
	Total Distributions	-		(0.01)		(0.72)	-	-		-

	Net Asset Value at End of Period	$ 4.37		$ 4.11		$ 6.50	$ 6.94	$ 6.68		$ 6.50

	Total Return (B)(C)	6.33%	(D)	(36.63)%		4.16%	3.89%	2.77%		7.62%

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$ 1,009		$ 1,022		$ 1,935	$ 2,245	$ 2,307		$ 2,688

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.45%	(E)	2.30%		2.21%	2.26%	2.35%		2.30%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.45%	(E)	2.30%		2.21%	2.28%	2.35%		2.35%

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.13)%	(E)	(1.38)%		(1.10)%	(1.31)%	(1.55)%		(1.70)%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.13)%	(E)	(1.38)%		(1.10)%	(1.33)%	(1.55)%		(1.75)%

	Portfolio Turnover	54.97%		176.94%	(F)	44.62%	60.46%	38.61%		60.25%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.
(F)	On January 1, 2008, Chartwell Investment Partners became sub-adviser for the Fund

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid Cap Growth Fund [60]

LARGE/MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP GROWTH FUND - CLASS C SHARES
	six months
	ended		year		year	year	year		year
	6/30/09		ended		ended	ended	ended		ended
	(unaudited)		12/31/08		12/31/07	12/31/06	12/31/05		12/31/04	(A)

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$ 4.11		$ 6.51		$ 6.95	$ 6.69	$ 6.52		$ 6.22

Income from Investment Operations:
Net Investment Income (Loss)	(0.02)		(0.08)		(0.07)	(0.07)	(0.08)	(B)	(0.05)	(B)
Net Realized and Unrealized Gain (Loss) on Investments	0.29		(2.31)		0.35	0.33	0.25		0.35
Total from Investment Operations	0.27		(2.39)		0.28	0.26	0.17		0.30

Less Distributions:
Dividends from Realized Gains	-		(0.01)		(0.72)	-	-		-
Total Distributions	-		(0.01)		(0.72)	-	-		-

Net Asset Value at End of Period	$ 4.38		$ 4.11		$ 6.51	$ 6.95	$ 6.69		$ 6.52

Total Return (C)(D)	6.57%	(E)	(36.73)%		4.15%	3.89%	2.61%		4.82%	(E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$ 1,944		$ 1,971		$ 3,097	$ 2,222	$ 1,496		$ 967

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.45%	(F)	2.31%		2.22%	2.27%	2.35%		2.30%	(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.45%	(F)	2.31%		2.22%	2.27%	2.35%		2.35%	(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.13)%	(F)	(1.39)%		(1.12)%	(1.31)%	(1.55)%		(1.70)%	(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.13)%	(F)	(1.39)%		(1.12)%	(1.31)%	(1.55)%		(1.75)%	(F)

Portfolio Turnover	54.97%		176.94%	(G)	44.62%	60.46%	38.61%		60.25%

(A) For the period February 3, 2004 (Commencment of Operations) to December 31, 2004.
(B) Per share amounts calculated using average shares method.
(C) Total return calculation does not reflect redemption fee.
(D) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E) For periods of less than one full year, total return is not annualized.
(F) Annualized.
(G) On January 1, 2008, Chartwell Investment Partners became sub-adviser for the Fund

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid Cap Growth Fund [61]

FUND PROFILE

June 30, 2009  TIMOTHY PLAN STRATEGIC GROWTH FUND

FUND PROFILE (unaudited):

Asset Allocation
(% of Net Assets)

International	24.79%
Large/Mid Cap Growth	19.93%
Large/Mid Cap Value	19.89%
Aggressive Growth	12.51%
Small Cap Value	12.44%
High Yield Bond	10.25%
Other Assets Less Liabilities	0.19%
100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2009, through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [62]

FUND PROFILE

June 30, 2009  TIMOTHY PLAN STRATEGIC GROWTH FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/2009	6/30/2009	1/1/2009 through 6/30/2009

Actual - Class A	$ 1,000.00	$ 1,063.79	$ 5.94

Hypothetical - Class A (5% return before expenses)	$ 1,000.00	$ 1,019.04	$ 5.81

Actual - Class B	$ 1,000.00	$ 1,062.63	$ 9.77

Hypothetical - Class B (5% return before expenses)	$ 1,000.00	$ 1,015.32	$ 9.54

Actual - Class C	$ 1,000.00	$ 1,060.61	$ 9.75

Hypothetical - Class C (5% return before expenses)	$ 1,000.00	$ 1,015.33	$ 9.54

*

Expenses are equal to the Fund’s annualized expense ratio of 1.16% for Class A, 1.91% for Class B, and 1.91% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 6.38% for Class A, 6.26% for Class B, and 6.06% for Class C for the six-month period of January 1, 2009, to June 30, 2009.

Timothy Plan Top Ten Holdings / Industries [63]

STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

MUTUAL FUNDS (A) - 99.81%
number of shares		fair value

1,228,226	Timothy Plan Aggressive Growth Fund	$ 4,814,647
512,245	Timothy Plan High Yield Bond Fund	3,944,289
1,497,460	Timothy Plan International Fund	9,538,819
1,638,990	Timothy Plan Large/Mid Cap Growth Fund	7,670,472
822,981	Timothy Plan Large/Mid Cap Value Fund	7,653,722
544,643	Timothy Plan Small Cap Value Fund	4,787,412

	Total Mutual Funds (cost $57,230,585)	38,409,361

	Total Investments (cost $57,230,585)- 99.81%	$ 38,409,361

	OTHER ASSETS LESS LIABILITIES - 0.19%	74,210

	TOTAL NET ASSETS - 100.00%	$ 38,483,571

(A) Affiliated Funds - Class A.

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [64]

STRATEGIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2009 - (Unaudited)

ASSETS
amount

Investments in Afflilated Securities at Value (cost $57,230,585) [NOTE 1]	$ 38,409,361
Receivables for:
Investments Sold	200,000
Fund Shares Sold	217,463
Prepaid Expenses	14,819

Total Assets	$ 38,841,643

LIABILITIES
amount

Payable for Fund Shares Purchased	$ 132,614
Payable to Custodian (Overdraft)	153,787
Accrued Advisory Fees	20,795
Accrued 12b-1 Fees Class B	3,882
Accrued 12b-1 Fees Class C	4,279
Accrued Expenses	42,715

Total Liabilities	$ 358,072

NET ASSETS
amount

Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 4,960,387 shares outstanding)	$ 25,657,116
Net Asset Value and Redemption Price Per Class A Share ($25,657,116 / 4,960,387 shares)	$ 5.17
Offering Price Per Share ($5.17 / 0.945)	$ 5.47
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,201,061 shares outstanding)	$ 5,904,689
Net Asset Value and Offering Price Per Class B Share ($5,904,689 / 1,201,061 shares)	$ 4.92
Minimum Redemption Price Per Class B Share ($4.92 * 0.99)	$ 4.87
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,412,609 shares outstanding)	$ 6,921,766
Net Asset Value and Offering Price Per Class C Share ($6,921,766 / 1,412,609 shares)	$ 4.90
Minimum Redemption Price Per Share ($4.90 * 0.99)	$ 4.85

Net Assets	$ 38,483,571

SOURCES OF NET ASSETS
amount

At June 30, 2009, Net Assets Consisted of:
Paid-in Capital	$ 61,946,865
Accumulated Net Investment Income (Loss)	(82,359)
Accumulated Net Realized Gain (Loss) on Investments	(4,559,711)
Net Unrealized Appreciation (Depreciation) in Value of Investments	(18,821,224)

Net Assets	$ 38,483,571

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [65]

STRATEGIC GROWTH FUND

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 - (Unaudited)

INVESTMENT INCOME
amount

Interest on Affiliated Investments	$ 15
Dividends on Affiliated Investments	172,106

Total Investment Income	172,121

EXPENSES
amount

Investment Advisory Fees[NOTE 3]	117,014
12b-1 Fees (Class B = $22,362, Class C = $23,341) [NOTE 3]	45,703
Fund Accounting, Transfer Agency, & Administration Fees	42,356
Registration Fees	14,079
Out-of-Pocket Expense	13,536
Audit Fees	5,816
Custodian Fees	4,778
Printing Expense	4,709
Trustee Fees	2,323
CCO Fees	2,287
Insurance Expense	1,088
Miscellaneous Expense	791

Total Net Expenses	254,480

Net Investment Income (Loss)	(82,359)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain (Loss) on Affiliated Investments	(2,213,241)
Change in Unrealized Appreciation (Depreciation) of Investments	4,479,313
Net Realized and Unrealized Gain (Loss) on Investments	2,266,072

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 2,183,713

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [66]

STRATEGIC GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	six months ended
	6/30/2009		year ended
	(unaudited)		12/31/08

Operations:
Net Investment Income (Loss)	$ (82,359)		$ (86,991)
Net Realized Gain (Loss) on Investments	(2,213,241)		(2,291,137)
Capital Gain Distributions from Affiliated Funds	-		94,136
Net Change in Unrealized Appreciation (Depreciation) of Investments	4,479,313		(25,435,252)
Net Increase (Decrease) in Net Assets (resulting from operations)	2,183,713		(27,719,244)

Distributions to Shareholders From:
Net Investment Income:
Class A	-		(426,205)
Class B	-		(34,098)
Class C	-		(46,567)

Net Realized Gains:
Class A	-		(2,393,506)
Class B	-		(647,982)
Class C	-		(641,388)

Total Distributions	-		(4,189,746)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	2,302,241	*	8,353,300
Class B	-		40,771
Class C	786,752		3,061,956

Dividends Reinvested:
Class A	-		2,708,511
Class B	-		664,039
Class C	-		649,068

Cost of Shares Redeemed:
Class A	(3,545,778)		(8,908,535)
Class B	(946,787)	*	(2,618,810)
Class C	(670,800)		(1,952,558)
Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(2,074,372)		1,997,742

Total Increase (Decrease) in Net Assets	109,341		(29,911,248)

Net Assets:
Beginning of period	38,374,230		68,285,478

End of period	$ 38,483,571		$ 38,374,230

Accumulated Net Investment Income (Loss)	$ (82,359)		$ -

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	494,779	*	1,069,597
Class B	-		5,849
Class C	177,314		401,854
Shares Reinvested:
Class A	-		577,508
Class B	-		148,555
Class C	-		145,531
Shares Redeemed:
Class A	(773,404)		(1,257,672)
Class B	(204,775)	*	(382,517)
Class C	(156,158)		(287,154)
Net Increase (Decrease) in Number of Shares Outstanding	(462,244)		421,551

*	Includes automatic conversion of Class B shares ($232,356 representing 47,145 shares) to Class A shares ($232,356 representing 44,832 shares).

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [67]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS A SHARES
		six months
		ended		year	year	year	year		year
		6/30/09		ended	ended	ended	ended		ended
		(unaudited)		12/31/08	12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 4.86		$ 9.12	$ 9.69	$ 9.18	$ 8.64		$ 8.10

	Income from Investment Operations:
	Net Investment Income (Loss)	(0.01)		0.01	0.10	0.14	(0.10)	(A)	(0.05)	(A)
	Net Realized and Unrealized Gain (Loss) on Investments	0.32		(3.66)	0.90	0.82	0.64		0.71
	Total from Investment Operations	0.31		(3.65)	1.00	0.96	0.54		0.66

	Less Distributions:
	Dividends from Realized Gains	-		(0.52)	(1.47)	(0.40)	-	*	(0.12)
	Dividends from Net Investment Income	-		(0.09)	(0.10)	(0.05)	-		-
	Total Distributions	-		(0.61)	(1.57)	(0.45)	-		(0.12)

	Net Asset Value at End of Period	$ 5.17		$ 4.86	$ 9.12	$ 9.69	$ 9.18		$ 8.64

	Total Return (B)(C)	6.38%	(D)	(39.82)%	10.45%	10.41%	6.25%		8.09%

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$ 25,657		$ 25,440	$ 44,231	$ 37,204	$ 26,451		$ 21,019

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (E)	1.16%	(G)	1.03%	1.00%	1.07%	1.11%		1.13%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser (E)	1.16%	(G)	1.03%	1.00%	1.07%	1.15%		1.15%

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (E) (F)	(0.20)%	(G)	0.12%	1.10%	1.49%	(1.10)%		(0.74)%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser (E) (F)	(0.20)%	(G)	0.12%	1.10%	1.49%	(1.14)%		(0.76)%

	Portfolio Turnover	3.52%		16.61%	45.00%	10.55%	1.61%		0.46%

*	Distributions amounted to less than 0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return is not annualized.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund
	invests.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [68]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS B SHARES
		six months
		ended		year	year	year	year		year
		6/30/09		ended	ended	ended	ended		ended
		(unaudited)		12/31/08	12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 4.63		$ 8.70	$ 9.30	$ 8.85	$ 8.39		$ 7.92

	Income from Investment Operations:
	Net Investment Income (Loss)	(0.02)		(0.04)	0.01	0.05	(0.16)	(A)	(0.12)	(A)
	Net Realized and Unrealized Gain (Loss) on Investments	0.31		(3.48)	0.87	0.80	0.62		0.71
	Total from Investment Operations	0.29		(3.52)	0.88	0.85	0.46		0.59

	Less Distributions:
	Dividends from Realized Gains	-		(0.52)	(1.47)	(0.40)	-	*	(0.12)
	Dividends from Net Investment Income	-		(0.03)	(0.01)	-	-		-
	Total Distributions	-		(0.55)	(1.48)	(0.40)	-		(0.12)

	Net Asset Value at End of Period	$ 4.92		$ 4.63	$ 8.70	$ 9.30	$ 8.85		$ 8.39

	Total Return (B)(C)	6.26%	(D)	(40.33)%	9.65%	9.53%	5.49%		7.39%

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$ 5,905		$ 6,511	$ 14,219	$ 16,177	$ 17,467		$ 18,535

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (E)	1.91%	(G)	1.77%	1.74%	1.81%	1.86%		1.88%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser (E)	1.91%	(G)	1.77%	1.74%	1.82%	1.90%		1.90%

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (E) (F)	(0.97)%	(G)	(0.70)%	0.06%	0.44%	(1.85)%		(1.49)%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser (E) (F)	(0.97)%	(G)	(0.70)%	0.06%	0.43%	(1.89)%		(1.51)%

	Portfolio Turnover	3.52%		16.61%	45.00%	10.55%	1.61%		0.46%

*	Distributions amounted to less than 0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return is not annualized.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund
	invests.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [69]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS C SHARES
		six months
		ended		year	year	year	year		period
		6/30/09		ended	ended	ended	ended		ended
		(unaudited)		12/31/08	12/31/07	12/31/06	12/31/05		12/31/04	(A)

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 4.62		$ 8.70	$ 9.31	$ 8.86	$ 8.39		$ 8.03

	Income from Investment Operations:
	Net Investment Income (Loss)	(0.02)		(0.05)	0.03	0.06	(0.16)	(B)	(0.05)	(B)
	Net Realized and Unrealized Gain (Loss) on Investments	0.30		(3.47)	0.86	0.79	0.63		0.53
	Total from Investment Operations	0.28		(3.52)	0.89	0.85	0.47		0.48

	Less Distributions:
	Dividends from Realized Gains	-		(0.52)	(1.47)	(0.40)	-	*	(0.12)
	Dividends from Net Investment Income	-		(0.04)	(0.03)	-	-		-
	Total Distributions	-		(0.56)	(1.50)	(0.40)	-		(0.12)

	Net Asset Value at End of Period	$ 4.90		$ 4.62	$ 8.70	$ 9.31	$ 8.86		$ 8.39

	Total Return (C)(D)	6.06%	(E)	(40.32)%	9.73%	9.51%	5.61%		5.92%	(E)

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$ 6,922		$ 6,423	$ 9,836	$ 7,609	$ 5,462		$ 2,204

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.91%	(F)	1.78%	1.75%	1.81%	1.86%		1.88%	(F)
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.91%	(F)	1.78%	1.75%	1.81%	1.90%		1.90%	(F)

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G) (H)	(0.94)%	(F)	(0.61)%	0.43%	0.76%	(1.85)%		(1.49)%	(F)
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G) (H)	(0.94)%	(F)	(0.61)%	0.43%	0.76%	(1.89)%		(1.51)%	(F)

	Portfolio Turnover	3.52%		16.61%	45.00%	10.55%	1.61%		0.46%

*	Distributions amounted to less than 0.01 per share
(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.
(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [70]

FUND PROFILE

June 30, 2009  TIMOTHY PLAN CONSERVATIVE GROWTH FUND

FUND PROFILE (unaudited):

Industries
(% of Net Assets)

Fixed Income	30.19%
Large/Mid-Cap Value	19.85%
International	14.84%
High Yield Bond	10.24%
Large/Mid-Cap Growth	9.95%
Small Cap Value	9.93%
Aggressive Growth	4.99%
Timothy Plan Money Market Fund	0.20%
Liabilities in Excess of Other Assets	(0.19)%
100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2009, through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [71]

FUND PROFILE

June 30, 2009  TIMOTHY PLAN CONSERVATIVE GROWTH FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/2009	6/30/2009	1/1/2009 through 6/30/2009

Actual - Class A	$ 1,000.00	$ 1,066.28	$ 5.78

Hypothetical - Class A (5% return before expenses)	$ 1,000.00	$ 1,019.20	$ 5.65

Actual - Class B	$ 1,000.00	$ 1,060.24	$ 9.59

Hypothetical - Class B (5% return before expenses)	$ 1,000.00	$ 1,015.49	$ 9.38

Actual - Class C	$ 1,000.00	$ 1,063.54	$ 9.62

Hypothetical - Class C (5% return before expenses)	$ 1,000.00	$ 1,015.47	$ 9.39

*

Expenses are equal to the Fund’s annualized expense ratio of 1.13% for Class A, 1.88% for Class B, and 1.88% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 6.63% for Class A, 6.02% for Class B, and 6.35% for Class C for the six-month period of January 1, 2009, to June 30, 2009.

Timothy Plan Top Ten Holdings / Industries [72]

CONSERVATIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

MUTUAL FUNDS (A) - 99.99%
number of shares		fair value

486,214	Timothy Plan Aggressive Growth Fund	$ 1,905,958
1,166,562	Timothy Plan Fixed Income Fund	11,525,629
507,367	Timothy Plan High Yield Bond Fund	3,906,727
889,403	Timothy Plan International Fund	5,665,499
811,074	Timothy Plan Large/Mid Cap Growth Fund	3,795,828
814,564	Timothy Plan Large/Mid Cap Value Fund	7,575,444
431,241	Timothy Plan Small Cap Value Fund	3,790,607

	Total Mutual Funds (cost $48,935,306)	38,165,692

SHORT-TERM INVESTMENTS - 0.20%
number of shares		fair value

76,028	Timothy Plan Money Market Fund, 0.10%(A) (B)	76,028

	Total Short-Term Investments (cost $76,028)	76,028

	TOTAL INVESTMENTS (cost $49,011,334)- 100.19%	$ 38,241,720

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.19)%	(74,149)

	NET ASSETS - 100.00%	$ 38,167,571

(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at June 30, 2009.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [73]

CONSERVATIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2009 - (Unaudited)

ASSETS
amount

Investments in Affiliated Securities at Value (cost $49,011,334)[NOTE 1]	$ 38,241,720
Receivables for:
Investments Sold	181,690
Fund Shares Sold	83,795
Dividends	185,888
Prepaid Expenses	16,017

Total Assets	$ 38,709,110

LIABILITIES
amount

Payable to Custodian (Overdraft)	$ 3,237
Payable for Investments Purchased	442,577
Payable for Fund Shares Purchased	34,136
Accrued Advisory Fees	20,382
Accrued 12b-1 Fees Class B	3,171
Accrued 12b-1 Fees Class C	4,200
Accrued Expenses	33,836

Total Liabilities	$ 541,539

NET ASSETS
amount

Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 3,553,708 shares outstanding)	$ 26,281,704
Net Asset Value and Redemption Price Per Class A Share ($26,281,704 / 3,553,708 shares)	$ 7.40
Offering Price Per Share ($7.40 / 0.945)	$ 7.83
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 722,218 shares outstanding)	$ 5,086,708
Net Asset Value and Offering Price Per Class B Share ($5,086,708 / 722,218 shares)	$ 7.04
Minimum Redemption Price Per Class B Share ($7.04 * 0.99)	$ 6.97
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 967,098 shares outstanding)	$ 6,799,159
Net Asset Value and Offering Price Per Class C Share ($6,799,159 / 967,098 shares)	$ 7.03
Minimum Redemption Price Per Share ($7.03 * 0.99)	$ 6.96

Net Assets	$ 38,167,571

SOURCES OF NET ASSETS
amount

At June 30, 2009, Net Assets Consisted of:
Paid-in Capital	$ 51,532,704
Accumulated Undistributed Net Investment Income	560,457
Accumulated Net Realized Gain (Loss) on Investments	(3,155,976)
Net Unrealized Appreciation (Depreciation) in Value of Investments	(10,769,614)

Net Assets	$ 38,167,571

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [74]

CONSERVATIVE GROWTH FUND

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 - (Unaudited)

INVESTMENT INCOME
amount

Interest on Affiliated Investments	$ 6
Dividends on Affiliated Investments	362,457

Total Investment Income	362,463

EXPENSES
amount

Investment Advisory Fee[NOTE 3]	116,612
12b-1 Fees (Class B = $18,855, Class C = $23,634) [NOTE 3]	42,489
Fund Accounting, Transfer Agency, & Administration Fees	38,828
Registration Fees	14,118
Out-of-Pocket Expense	12,213
Audit Fees	5,690
Custodian Fees	4,799
Printing Expense	4,159
CCO Fees	2,227
Trustee Fees	2,114
Insurance Expense	1,041
Miscellaneous Expense	736

Total Expenses	245,026

Net Investment Income (Loss)	117,437

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain (Loss) on Affiliated Investments	(1,890,444)
Change in Unrealized Appreciation (Depreciation) of Investments	3,911,633
Net Realized and Unrealized Gain (Loss) on Investments	2,021,189

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 2,138,626

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [75]

CONSERVATIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	six months ended
	6/30/2009	year ended
	(unaudited)	12/31/08

Operations:
Net Investment Income (Loss)	$ 117,437	$ 570,702
Net Realized Gain (Loss) on Investments	(1,890,444)	(1,179,921)
Capital Gain Distributions from Affiliated Funds	-	78,533
Net Change in Unrealized Appreciation (Depreciation) of Investments	3,911,633	(16,268,127)
Net Increase (Decrease) in Net Assets (resulting from operations)	2,138,626	(16,798,813)

Distributions to Shareholders From:
Net Investment Income:
Class A	-	(549,071)
Class B	-	(62,140)
Class C	-	(86,071)

Capital Gains:
Class A	-	(1,263,508)
Class B	-	(279,532)
Class C	-	(323,507)

Total Distributions	-	(2,563,829)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	3,174,829	9,080,398
Class B	5,089	125,202
Class C	1,083,207	3,387,529

Dividends Reinvested:
Class A	-	1,706,832
Class B	-	314,982
Class C	-	361,461

Cost of Shares Redeemed:
Class A	(4,594,876)	(9,239,640)
Class B	(732,419)	(1,655,818)
Class C	(1,106,985)	(1,524,513)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(2,171,155)	2,556,433

Total Increase (Decrease) in Net Assets	(32,529)	(16,806,209)

Net Assets:
Beginning of period	38,200,100	55,006,309

End of period	$ 38,167,571	$ 38,200,100

Accumulated Undistributed Net Investment Income	$ 560,457	$ 443,020

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	471,510	955,118
Class B	814	14,045
Class C	163,880	382,297

Shares Reinvested:
Class A	-	251,742
Class B	-	48,608
Class C	-	55,954

Shares Redeemed:
Class A	(695,123)	(1,062,328)
Class B	(115,774)	(196,137)
Class C	(170,243)	(179,730)

Net Increase (Decrease) in Number of Shares Outstanding	(344,936)	269,569

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [76]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS A SHARES
		six months
		ended		year	year	year	year		year
		6/30/09		ended	ended	ended	ended		ended
		(unaudited)		12/31/08	12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 6.94		$ 10.49	$ 11.10	$ 10.83	$ 10.26		$ 9.85

	Income from Investment Operations:
	Net Investment Income (Loss)	0.04		0.13	0.22	0.32	(0.01)	(A)	0.02	(A)
	Net Realized and Unrealized Gain (Loss) on Investments	0.42		(3.18)	0.75	0.75	0.58		0.61
	Total from Investment Operations	0.46		(3.05)	0.97	1.07	0.57		0.63

	Less Distributions:
	Dividends from Realized Gains	-		(0.35)	(1.38)	(0.58)	-		(0.19)
	Dividends from Net Investment Income	-		(0.15)	(0.20)	(0.22)	-		-
	Distributions from Return of Capital	-		-	-	-	-		(0.03)
	Total Distributions	-		(0.50)	(1.58)	(0.80)	-		(0.22)

	Net Asset Value at End of Period	$ 7.40		$ 6.94	$ 10.49	$ 11.10	$ 10.83		$ 10.26

	Total Return (B)(C)	6.63%	(F)	(28.88)%	8.85%	9.86%	5.56%		6.41%

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$ 26,282		$ 26,206	$ 38,102	$ 33,189	$ 27,765		$ 23,241

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.13%	(G)	1.02%	1.02%	1.08%	1.13%		1.14%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.13%	(G)	1.02%	1.02%	1.09%	1.15%		1.15%

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	0.89%	(G)	1.36%	2.09%	2.98%	(0.11)%		0.27%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	0.89%	(G)	1.36%	2.09%	2.97%	(0.13)%		0.26%

	Portfolio Turnover	8.20%		25.72%	40.54%	6.12%	3.61%		0.00%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [77]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS B SHARES
		six months
		ended		year		year	year	year		year
		6/30/09		ended		ended	ended	ended		ended
		(unaudited)		12/31/08		12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 6.64		$ 10.03		$ 10.67	$ 10.43	$ 9.96		$ 9.60

	Income from Investment Operations:
	Net Investment Income (Loss)	-	* (A)	0.05	(A)	0.14	0.22	(0.09)	(A)	(0.05)	(A)
	Net Realized and Unrealized Gain (Loss) on Investments	0.40		(3.01)		0.71	0.72	0.56		0.60
	Total from Investment Operations	0.40		(2.96)		0.85	0.94	0.47		0.55

	Less Distributions:
	Dividends from Realized Gains	-		(0.35)		(1.38)	(0.58)	-		(0.19)
	Dividends from Net Investment Income	-		(0.08)		(0.11)	(0.12)	-		-
	Total Distributions	-		(0.43)		(1.49)	(0.70)	-		(0.19)

	Net Asset Value at End of Period	$ 7.04		$ 6.64		$ 10.03	$ 10.67	$ 10.43		$ 9.96

	Total Return (B)(C)	6.02%	(F)	(29.37)%		8.05%	9.00%	4.72%		5.72%

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$ 5,087		$ 5,556		$ 9,740	$ 10,423	$ 11,652		$ 12,870

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser(D)	1.88%	(G)	1.76%		1.76%	1.82%	1.88%		1.89%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser(D)	1.88%	(G)	1.76%		1.76%	1.85%	1.90%		1.90%

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser(D) (E)	0.09%	(G)	0.53%		1.14%	1.88%	(0.86)%		(0.48)%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser(D) (E)	0.09%	(G)	0.53%		1.14%	1.85%	(0.88)%		(0.49)%

	Portfolio Turnover	8.20%		25.72%		40.54%	6.12%	3.61%		0.00%

*	Amounts to less than $0.005 per share.
(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [78]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS C SHARES
		six months
		ended		year		year	year	year		period
		6/30/09		ended		ended	ended	ended		ended
		(unaudited)		12/31/08		12/31/07	12/31/06	12/31/05		12/31/04	(A)

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 6.61		$ 10.02		$ 10.68	$ 10.44	$ 9.97		$ 9.69

	Income from Investment Operations:
	Net Investment Income (Loss)	0.01		0.06	(B)	0.12	0.23	(0.09)	(B)	(0.02)	(B)
	Net Realized and Unrealized Gain (Loss) on Investments	0.41		(3.03)		0.72	0.73	0.56		0.49
	Total from Investment Operations	0.42		(2.97)		0.84	0.96	0.47		0.47

	Less Distributions:
	Dividends from Realized Gains	-		(0.35)		(1.38)	(0.58)	-		(0.19)
	Dividends from Net Investment Income	-		(0.09)		(0.12)	(0.14)	-		-
	Total Distributions	-		(0.44)		(1.50)	(0.72)	-		(0.19)

	Net Asset Value at End of Period	$ 7.03		$ 6.61		$ 10.02	$ 10.68	$ 10.44		$ 9.97

	Total Return (C)(D)	6.35%	(E)	(29.45)%		7.98%	9.16%	4.71%		4.84%	(E)

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$ 6,799		$ 6,438		$ 7,164	$ 5,833	$ 4,361		$ 2,638

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.88%	(F)	1.77%		1.77%	1.84%	1.88%		1.89%	(F)
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.88%	(F)	1.77%		1.77%	1.84%	1.90%		1.90%	(F)

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser(G) (H)	0.18%	(F)	0.72%		1.40%	2.36%	(0.86)%		(0.48)%	(F)
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser(G) (H)	0.18%	(F)	0.72%		1.40%	2.36%	(0.88)%		(0.49)%	(F)

	Portfolio Turnover	8.20%		25.72%		40.54%	6.12%	3.61%		0.00%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.
(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [79]

FUND PROFILE

June 30, 2009  TIMOTHY PLAN MONEY MARKET FUND

FUND PROFILE (unaudited):

Top Ten Holdings		Industries
(% of Net Assets)		(% of Net Assets)

Federal Home Loan Bank, 0.16%, 07/17/2009	10.05%	U.S. Government Agencies	87.31%
Federal Home Loan Bank, 0.15%, 07/24/2009	6.51%	Asset-Backed Securities	10.01%
Federal Home Loan Bank, 0.11%, 07/08/2009	5.91%	Money Market Instruments	2.62%
Federal Home Loan Bank, 0.16%, 07/15/2009	5.91%	Other Assets Less Liabilities	0.06%
Federal Home Loan Bank, 0.16%, 08/07/2009	5.91%		100.00%
Federal Home Loan Bank, 0.16%, 08/12/2009	5.91%
Federal Home Loan Bank, 0.20%, 09/04/2009	5.91%
Federal Home Loan Bank, 0.20%, 09/11/2009	5.91%
Federal Home Loan Bank, 0.20%, 09/22/2009	5.91%
Federal Home Loan Bank, 0.36%, 09/02/2009	5.91%
	63.84%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2009, through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [80]

FUND PROFILE

June 30, 2009  TIMOTHY PLAN MONEY MARKET FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/2009	6/30/2009	1/1/2009 through 6/30/2009

Actual	$ 1,000.00	$ 1,000.51	$ 1.86

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.94	$ 1.88

*

Expenses are equal to the Fund’s annualized expense ratio of 0.37%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period.) The Fund’s ending account value on the first line in the table is based on its actual total return of 0.05% for the six-month period of January 1, 2009, to June 30, 2009.

Timothy Plan Top Ten Holdings / Industries [81]

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

SHORT-TERM INVESTMENTS - 99.94%
par value		fair value

	U.S. Government Agencies (A) - 87.31%
$ 1,000,000	Federal Home Loan Bank, 0.00%, 07/01/2009	$ 1,000,000
1,500,000	Federal Home Loan Bank, 0.11%, 07/08/2009	1,499,962
500,000	Federal Home Loan Bank, 0.14%, 07/10/2009	499,981
1,500,000	Federal Home Loan Bank, 0.16%, 07/15/2009	1,499,901
2,550,000	Federal Home Loan Bank, 0.16%, 07/17/2009	2,549,803
1,650,000	Federal Home Loan Bank, 0.15%, 07/24/2009	1,649,831
1,400,000	Federal Home Loan Bank, 0.16%, 08/05/2009	1,399,780
1,500,000	Federal Home Loan Bank, 0.16%, 08/07/2009	1,499,754
1,500,000	Federal Home Loan Bank, 0.16%, 08/12/2009	1,499,720
750,000	Federal Home Loan Bank, 0.17%, 08/14/2009	749,844
1,300,000	Federal Home Loan Bank, 0.17%, 08/21/2009	1,299,690
1,500,000	Federal Home Loan Bank, 0.36%, 09/02/2009	1,499,045
1,500,000	Federal Home Loan Bank, 0.20%, 09/04/2009	1,499,458
1,000,000	Federal Home Loan Bank, 0.58%, 09/09/2009	998,869
1,500,000	Federal Home Loan Bank, 0.20%, 09/11/2009	1,499,400
1,500,000	Federal Home Loan Bank, 0.20%, 09/22/2009	1,499,308

	Total U.S. Government Agencies (amortized cost $22,144,346)	22,144,346

	Money Market Instruments - 2.62%
665,010	Fidelity Institutional Money Market Portfolio, 0.65% (B)	665,010

	Total Money Market Instruments (cost $665,010)	665,010

	Asset-Backed Securities - 10.01%
785,852	CNH Equipment Trust, 1.35%, 06/04/2010	785,852
874,706	Harley-Davidson Motorcycle Trust, 1.49%, 05/15/2010	874,706
877,424	Honda Auto Receivables Owner Trust, 1.32%, 05/17/2010	877,424

	Total Asset-Backed Securities (amortized cost $2,537,982)	2,537,982

	TOTAL INVESTMENTS (cost $25,347,338) - 99.94%	$ 25,347,338

	OTHER ASSETS LESS LIABILITIES - 0.06%	14,944

	TOTAL NET ASSETS - 100.00%	$ 25,362,282

(A) Discount note; the rate shown represents the yield at June 30, 2009.
(B) Variable rate security; the rate shown represents the yield at June 30, 2009.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [82]

MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2009 - (Unaudited)

ASSETS
amount

Investments in Unaffiliated Securities at Value (amortized cost $25,347,338) [NOTE 1]	$ 25,347,338
Receivables:
Interest	2,883
Fund Shares Sold	26,001
Advisor Reimbursement	5,477
Prepaid Expenses	13,329

Total Assets	$ 25,395,028

LIABILITIES
amount

Payable for Fund Shares Redeemed	$ 8,374
Payable for Distributions	1,529
Accrued Expenses	22,843

Total Liabilities	$ 32,746

NET ASSETS
amount

Net Assets	$ 25,362,282

Shares of Capital Stock Outstanding (par value $0.001, unlimited shares authorized)	25,354,585
Net Asset Value, Offering and Redemption Price Per Share ($25,362,282 / 25,354,585 shares)	$ 1.00

SOURCES OF NET ASSETS
amount

At June 30, 2009, Net Assets Consisted of:
Paid-in Capital	$ 25,354,729
Accumulated Net Investment Income (Loss)	(26)
Accumulated Undistributed Net Realized Gain (Loss) on Investments	7,579

Net Assets	$ 25,362,282

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [83]

MONEY MARKET FUND

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 - (Unaudited)

INVESTMENT INCOME
amount

Interest on Unaffiliated Investments	$ 71,096

Total Investment Income	71,096

EXPENSES
amount

Investment Advisory Fees [NOTE 3]	59,691
Fund Accounting, Transfer Agency, & Administration Fees	32,733
Registration Fees	9,058
Custodian Fees	7,229
Out-of-Pocket Expense	5,337
Audit Fees	4,440
Printing Expense	2,020
CCO Fees	1,691
Trustee Fees	1,563
Insurance Expense	786

Total Expenses	124,548

Fees Waived by Adviser [NOTE 3]	(68,642)

Total Net Expenses	55,906

Net Investment Income (Loss)	15,190

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain (Loss) on Unaffiliated Investments	5,267

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 20,457

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [84]

MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	six months ended
	6/30/09	year ended
	(unaudited)	12/31/08

Operations:
Net Investment Income (Loss)	$ 15,190	$ 555,536
Net Realized Gain (Loss) on Investments	5,267	2,939
Net Increase (Decrease) in Net Assets (resulting from operations)	20,457	558,475

Distributions to Shareholders From:
Net Investment Income	(15,216)	(556,735)
Total Distributions	(15,216)	(556,735)

Capital Share Transactions:
Proceeds from Shares Sold:	44,481,336	134,018,704
Dividends Reinvested:	6,695	173,650
Cost of Shares Redeemed:	(52,990,633)	(145,767,742)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(8,502,602)	(11,575,388)

Total Increase (Decrease) in Net Assets	(8,497,361)	(11,573,648)

Net Assets:
Beginning of period	33,859,643	45,433,291

End of period	$ 25,362,282	$ 33,859,643

Accumulated Net Investment Income (Loss)	$ (26)	$ -

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:	44,481,336	134,018,704
Shares Reinvested:	6,695	173,650
Shares Redeemed:	(52,990,633)	(145,767,742)

Net Increase (Decrease) in Number of Shares Outstanding	(8,502,602)	(11,575,388)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [85]

MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

MONEY MARKET FUND
		six months
		ended		year		year	year	year		year
		6/30/09		ended		ended	ended	ended		ended
		(unaudited)		12/31/08		12/31/07	12/31/06	12/31/05		12/31/04

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00		$ 1.00

	Income from Investment Operations:
	Net Investment Income (Loss)	0.00	*	0.02		0.04	0.04	0.03	(A)	0.01	(A)
	Total from Investment Operations	-		0.02		0.04	0.04	0.03		0.01

	Less Distributions:
	Dividends from Realized Gains	-		-		-	-	(0.00)	*	-
	Dividends from Net Investment Income	0.00	*	(0.02)		(0.04)	(0.04)	(0.03)		(0.01)
	Total Distributions	-		(0.02)		(0.04)	(0.04)	(0.03)		(0.01)

	Net Asset Value at End of Period	$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00		$ 1.00

	Total Return (B)	0.05%	(C)	1.82%		4.26%	4.17%	2.48%		0.97%

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$ 25,362		$ 33,860		$ 45,433	$ 19,813	$ 5,195		$ 3,698

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.83%	(E)	1.00%		0.99%	1.21%	1.13%		1.20%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.37%	(E)	0.64%	(D)	0.78%	0.85%	0.66%		0.25%

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.36)%	(E)	1.45%		3.85%	3.85%	2.03%		0.07%
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.10%	(E)	1.81%		4.05%	4.21%	2.50%		1.02%

*	Amounts to less than $0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been lower if certain expenses had not been reimbursed or waived.
(C)	For periods of less than one full year, total return is not annualized.
(D) The expense ratio after reimbursement of expenses by Adviser includes a 0.01% reimbursement of expenses by the Administrator for a processing error.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [86]

FUND PROFILE

June 30, 2009  TIMOTHY PLAN HIGH YIELD BOND FUND

FUND PROFILE (unaudited):

Top Ten Holdings		Industries
(% of Net Assets)		(% of Net Assets)

Cricket Communications, Inc., 9.375% 11/01/2014	3.53%	Energy	29.79%
The Goodyear Tire & Rubber Co., 10.50%, 05/15/2016	3.15%	Utilities	13.14%
Smithfield Foods, Inc., 7.00%, 08/01/2011	2.96%	Materials	11.99%
Intergen NV, 9.00%, 06/30/2017	2.95%	Financials	11.81%
Whiting Petroleum Corp., 7.00%, 02/01/2014	2.89%	Consumer Discretionary	9.44%
Helix Energy Solutions Group, Inc., 9.50%, 01/15/2016	2.85%	Industrials	9.12%
Terra Capital, Inc., 7.00%, 02/01/2017	2.85%	Telecommunication Services	6.91%
Forest Oil Corp., 7.25%, 06/15/2019	2.79%	Consumer Staples	5.71%
Crum & Forster Holdings Corp., 7.75%, 05/01/2017	2.71%	Short-Term Investments	2.61%
Janus Capital Group, Inc., 6.95%, 06/15/2017	2.71%	Liabilities in Excess of Other Assets	(0.52)%
	29.39%		100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2009, through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [87]

FUND PROFILE

June 30, 2009  TIMOTHY PLAN HIGH YIELD BOND FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/2009	6/30/2009	1/1/2009 through 6/30/2009

Actual - Class A	$ 1,000.00	$ 1,299.11	$ 8.48

Hypothetical - Class A (5% return before expenses)	$ 1,000.00	$ 1,017.42	$ 7.44

Actual - Class C	$ 1,000.00	$ 1,291.34	$ 12.68

Hypothetical - Class C (5% return before expenses)	$ 1,000.00	$ 1,013.73	$ 11.14

*

Expenses are equal to the Fund’s annualized expense ratio of 1.49% for Class A and 2.23% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 29.91% for Class A and 29.13% for Class C for the six-month period of January 1, 2009 to June 30, 2009.

Timothy Plan Top Ten Holdings / Industries [88]

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

BONDS AND NOTES - 97.91% (continued)
par value		fair value

	CORPORATE BONDS - 97.91%
$ 250,000	Actuant Corp, 6.875%, 06/15/2017	$ 228,750
500,000	Ashtead Holdings PLC, 8.625%, 08/01/2015 (A)	428,750
500,000	Atlas Pipeline Partners LP, 8.125%, 12/15/2015	360,000
500,000	Berry Petroleum Co., 8.25%, 11/01/2016	431,250
275,000	Black Hills Corp., 9.00% 05/15/2014	282,706
500,000	China Properties Group, Ltd., 9.125%, 05/04/2014 (A)	337,500
200,000	Copano Energy LLC, 7.75%, 06/01/2018	181,500
575,000	Cricket Communications, Inc., 9.375% 11/01/2014	569,250
500,000	Crum & Forster Holdings Corp., 7.75%, 05/01/2017	436,250
500,000	Dynegy Holdings, Inc., 7.75%, 06/01/2019	391,875
150,000	El Paso Corp., 12.00%, 12/12/2013	165,750
500,000	Energy Future Holdings Corp., 10.88%, 11/01/2017 (A)	367,500
500,000	Felcor Lodging LP, 3.135%, 12/01/2011 (B)	405,000
500,000	Forest Oil Corp., 7.25%, 06/15/2019	450,000
250,000	Georgia-Pacific LLC, 7.70%, 06/15/2015	235,000
500,000	The Goodyear Tire & Rubber Co., 10.50%, 05/15/2016	507,500
500,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/2016 (A)	458,750
500,000	Intergen NV, 9.00%, 06/30/2017 (A)	476,250
100,000	International Paper Co., 7.40%, 06/15/2014	99,647
420,000	Ipalco Enterprises, Inc., 7.25%, 04/01/2016 (A)	403,200
250,000	Iron Mountain, Inc., 6.625%, 01/01/2016	225,000
500,000	Janus Capital Group, Inc., 6.95%, 06/15/2017	437,277
200,000	Kansas City Southern Railway, 13.00%, 12/15/2013	221,000
400,000	Liberty Mutual Group, Inc., 10.75%, 06/15/2058 (A)(B)	288,482
500,000	MarkWest Energy Partners LP, 6.875%, 11/01/2014	420,000
500,000	Momentive Performance Materials, Inc., 9.75%, 12/01/2014	225,000
250,000	National Fuel Gas Co., 8.75%, 05/01/2019	282,648
275,000	Nisource Finance Corp., 10.75%, 03/15/2016	305,398
518,362	Noranda Aluminum Acquisition Corp., 5.4125%, 05/15/2015 (B)	288,339
100,000	Range Resources Corp., 8.00%, 05/15/2019	98,875
500,000	Sanmina-SCI Corp., 8.125%, 03/01/2016	366,875
500,000	Sealy Mattress Co., 8.25%, 06/15/2014	413,750
500,000	Seitel, Inc., 9.75%, 02/15/2014	327,500
250,000	Service Corp. International, 7.00%, 06/15/2017	227,500
500,000	Smithfield Foods, Inc., 7.00%, 08/01/2011	477,500
500,000	Swift Energy Co., 7.125%, 06/01/2017	355,000
190,000	Teck Resources, Ltd., 10.25%, 05/15/2016 (A)	199,270
500,000	Terra Capital, Inc., 7.00%, 02/01/2017	459,375
310,000	Tesoro Corp., 9.75%, 06/01/2019	307,675
250,000	Texas Industries, Inc., 7.25%, 07/15/2013	225,625
150,000	Tyson Foods, Inc., 10.50%, 03/01/2014 (A)	163,500

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [89]

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

BONDS AND NOTES - 97.91% (continued)
par value		fair value

	CORPORATE BONDS - 97.91%
$ 500,000	United States Steel Corp., 6.05%, 06/01/2017	$ 427,086
500,000	USG Corp., 9.25%, 01/15/2018	427,500
200,000	Videotron, Ltd., 9.125%, 04/15/2018	204,250
400,000	Vimpel Communications, 9.125%, 04/30/2018 (A)	341,000
500,000	W & T Offshore, Inc., 8.25%, 06/15/2014 (A)	387,500
500,000	Whiting Petroleum Corp., 7.00%, 02/01/2014	466,250

	TOTAL CORPORATE BONDS (cost $17,979,937)	15,785,603

SHORT-TERM INVESTMENTS - 2.61%
number of shares		fair value

420,165	Timothy Plan Money Market Fund, 0.10%(C) (D)	420,165

	Total Short-Term Investments (cost $420,165)	420,165

	TOTAL INVESTMENTS (cost $18,400,102) - 100.52%	$ 16,205,768

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.52)%	(83,898)

	NET ASSETS - 100.00%	$ 16,121,870

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities
Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B) Variable rate security; the rate shown represents the rate at June 30, 2009.
(C) Affiliated fund.
(D) Variable rate security; the rate shown represents the yield at June 30, 2009.

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [90]

HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2009 - (Unaudited)

ASSETS
amount

Investments in Unaffiliated Securities at Value (cost $17,979,937)[NOTE 1]	$ 15,785,603
Investments in Affiliated Securities at Value (cost $ 420,165)[NOTE 1]	420,165
Receivables for:
Fund Shares Sold	18,100
Interest	276,798
Prepaid Expenses	14,794

Total Assets	$ 16,515,460

LIABILITIES
amount

Payable for Fund Shares Purchased	$ 364,714
Accrued Advisory Fees	8,003
Accrued 12b-1 Fees Class A	3,259
Accrued 12b-1 Fees Class C	303
Accrued Expenses	17,311

Total Liabilities	$ 393,590

NET ASSETS
amount

Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,037,451 shares outstanding)	$ 15,690,997
Net Asset Value and Redemption Price Per Class A Share ($15,690,997 / 2,037,451 shares)	$ 7.70
Offering Price Per Share ($7.70 / 0.955)	$ 8.06
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 55,569 shares outstanding)	$ 430,873
Net Asset Value and Offering Price Per Class C Share ($430,873 / 55,569 shares)	$ 7.75
Minimum Redemption Price Per Share ($7.75 * 0.99)	$ 7.67

Net Assets	$ 16,121,870

SOURCES OF NET ASSETS
amount

At June 30, 2009, Net Assets Consisted of:
Paid-in Capital	$ 20,624,607
Accumulated Net Investment Income (Loss)	(10)
Accumulated Net Realized Gain (Loss) on Investments	(2,308,393)
Net Unrealized Appreciation (Depreciation) in Value of Investments	(2,194,334)

Net Assets	$ 16,121,870

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [91]

HIGH YIELD BOND FUND

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 - (Unaudited)

INVESTMENT INCOME
amount

Interest on Unaffiliated Investments	$ 792,637
Interest on Affiliated Investments	288

Total Investment Income	792,925

EXPENSES
amount

Investment Advisory Fees [NOTE 3]	42,302
12b-1 Fees (Class A = $17,356, Class C = $1,078)[NOTE 3]	18,434
Fund Accounting, Transfer Agency, & Administration Fees	14,499
Registration Fees	12,176
Audit Fees	6,600
Out-of-Pocket Expense	3,439
Miscellaneous Expense	2,807
Custodian Fees	1,911
Printing Expense	1,526
Trustee Fees	830
CCO Fees	787
Insurance Expense	378

Total Net Expenses	105,689

Net Investment Income (Loss)	687,236

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain (Loss) on Unaffiliated Investments	(1,226,667)
Change in Unrealized Appreciation (Depreciation) of Investments	4,449,772
Net Realized and Unrealized Gain (Loss) on Investments	3,223,105

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 3,910,341

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [92]

HIGH YIELD BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	six months ended
	6/30/2009	year ended
	(unaudited)	12/31/08

Operations:
Net Investment Income (Loss)	$ 687,236	$ 1,290,824
Net Realized Gain (Loss) on Investments	(1,226,667)	(1,081,685)
Change in Unrealized Appreciation (Depreciation) of Investments	4,449,772	(5,758,446)
Net Increase (Decrease) in Net Assets (resulting from operations)	3,910,341	(5,549,307)

Distributions to Shareholders From:
Net Realized Gains:
Class A	-	(10,252)
Class C	-	(105)
Net Investment Income:
Class A	(690,518)	(1,259,132)
Class C	(13,528)	(14,892)
Total Distributions	(704,046)	(1,284,381)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	1,936,768	5,512,203
Class C	251,647	265,375
Dividends Reinvested:
Class A	664,501	1,226,938
Class C	10,133	9,733
Cost of Shares Redeemed:
Class A	(3,354,729)	(7,001,568)
Class C	(16,491)	(280,184)
Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(508,171)	(267,503)

Total Increase (Decrease) in Net Assets	2,698,124	(7,101,191)

Net Assets:
Beginning of period	13,423,746	20,524,937

End of period	$ 16,121,870	$ 13,423,746

Accumulated Net Investment Income (Loss)	$ (10)	$ 16,800

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	297,103	686,555
Class C	34,230	29,745
Shares Reinvested:
Class A	97,693	154,308
Class C	1,443	1,237
Shares Redeemed:
Class A	(488,623)	(837,295)
Class C	(2,496)	(33,648)
Net Increase (Decrease) in Number of Shares Outstanding	(60,650)	902

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [93]

HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

HIGH YIELD BOND FUND - CLASS A SHARES
		six months
		ended		year	period
		6/30/09		ended	ended
		(unaudited)		12/31/08	12/31/07	(A)

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 6.23		$ 9.53	$ 10.00

	Income from Investment Operations:
	Net Investment Income (Loss)	0.32		0.61	0.36
	Net Realized and Unrealized Gain (Loss) on Investments	1.49		(3.30)	(0.47)
	Total from Investment Operations	1.81		(2.69)	(0.11)

	Less Distributions:
	Dividends from Net Investment Income	(0.34)		(0.60)	(0.36)
	Dividends from Net Realized Gains	-		(0.01)	-
	Total Distributions	(0.34)		(0.61)	(0.36)

	Net Asset Value at End of Period	$ 7.70		$ 6.23	$ 9.53

	Total Return (B)(C)	29.91%	(D)	(29.55)%	(1.14)%	(D)

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$ 15,691		$ 13,283	$ 20,284

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.49%	(E)	1.41%	1.45%	(E)
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.49%	(E)	1.41%	1.35%	(E)

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	9.76%	(E)	7.06%	5.67%	(E)
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	9.76%	(E)	7.06%	5.77%	(E)

	Portfolio Turnover	21.61%		27.85%	23.46%

(A)	For the period May 7, 2007 (commencement of operations) through December 31, 2007.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [94]

HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

HIGH YIELD BOND FUND - CLASS C SHARES
		six months
		ended		year	period
		6/30/09		ended	ended
		(unaudited)		12/31/08	12/31/07	(A)

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 6.29		$ 9.60	$ 10.00

	Income from Investment Operations:
	Net Investment Income (Loss)	0.31	(F)	0.53	0.26
	Net Realized and Unrealized Gain (Loss) on Investments	1.47		(3.33)	(0.40)
	Total from Investment Operations	1.78		(2.80)	(0.14)

	Less Distributions:
	Dividends from Net Investment Income	(0.32)		(0.50)	(0.26)
	Dividends from Net Realized Gains	-		(0.01)	-
	Total Distributions	(0.32)		(0.51)	(0.26)

	Net Asset Value at End of Period	$ 7.75		$ 6.29	$ 9.60

	Total Return (B)(C)	29.13%	(D)	(30.17)%	(1.38)%	(D)

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$ 431		$ 141	$ 241

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.23%	(E)	2.14%	2.20%	(E)
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.23%	(E)	2.14%	2.10%	(E)

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	8.90%	(E)	6.26%	5.24%	(E)
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	8.90%	(E)	6.26%	5.34%	(E)

	Portfolio Turnover	21.61%		27.85%	23.46%

(A)	For the period May 7, 2007 (commencement of operations) through December 31, 2007.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
	Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.
(F)	Per share amounts calculated using average shares method.

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [95]

FUND PROFILE

June 30, 2009  TIMOTHY PLAN INTERNATIONAL FUND

FUND PROFILE (unaudited):

Top Ten Holdings		Industries
(% of Net Assets)		(% of Net Assets)

Banco Santander S.A. (ADR)	3.96%	Financials	19.03%
Henkel AG & Co. KGaA (ADR)	3.88%	Consumer Staples	10.99%
Singapore Telecommunications, Ltd. (ADR)	3.70%	Telecommunication Services	10.70%
Total S.A. (ADR)	3.63%	Industrials	10.39%
Fresenius Medical Care AG & Co. KGaA (ADR)	3.58%	Energy	8.16%
Keppel Corp., Ltd. (ADR)	3.06%	Health Care	8.04%
Canon, Inc. (ADR)	2.96%	Utilities	7.44%
Honda Motor Co., Ltd. (ADR)	2.92%	Information Technology	7.32%
Petroleo Brasileiro S.A. (ADR)	2.87%	Short-Term Investments	7.16%
America Movil SAB de C.V. - Series L (ADR)	2.81%	Materials	6.70%
	33.37%	Consumer Discretionary	4.34%
		Other Assets Less Liabilities	(0.27)%
			100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2009 through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [96]

FUND PROFILE

June 30, 2009  TIMOTHY PLAN INTERNATIONAL FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period* 1/1/2009 through 6/30/2009

Actual - Class A	$ 1,000.00	$ 1,076.01	$ 8.92

Hypothetical - Class A (5% return before expenses)	$ 1,000.00	$ 1,016.20	$ 8.66

Actual - Class C	$ 1,000.00	$ 1,071.55	$ 12.75

Hypothetical - Class C (5% return before expenses)	$ 1,000.00	$ 1,012.49	$ 12.38

*

Expenses are equal to the Fund’s annualized expense ratio of 1.73% for Class A and 2.48% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 7.60% for Class A and 7.16% for Class C for the six-month period of January 1, 2009 to June 30, 2009.

Timothy Plan Top Ten Holdings / Industries [97]

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

COMMON STOCKS - 93.11% (continued)
number of shares		fair value

	AGRICULTURAL CHEMICALS - 1.70%
15,000	Agrium, Inc.	$ 598,350

	AUTOMOTIVE - CARS & LT. TRUCKS - 2.92%
37,500	Honda Motor Co., Ltd. (ADR)	1,026,375

	BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - 0.79%
109,000	Wienerberger AG (ADR)* (B)	277,950

	BUILDING - RESIDENTIAL/COMMERCIAL - 1.43%
18,000	Desarrolladora Homex SAB de CV (ADR)*	502,020

	BUILDING - HEAVY CONSTRUCTION - 0.90%
28,000	Vinci SA (ADR) (B)	315,280

	CELLULAR TELECOMMUNICATIONS - 6.05%
25,500	America Movil SAB de C.V. - Series L (ADR)	987,360
25,000	NTT DoCoMo, Inc. (ADR)	363,750
56,000	Turkcell Iletisim Hizmet AS (ADR)	776,160
		2,127,270

	COMMERCIAL BANKS - NON U.S. - 11.07%
115,000	Banco Santander S.A. (ADR)	1,391,500
17,500	BOC Hong Kong Holdings, Ltd. (ADR)* (B)	604,100
25,000	DBS Group Holdings, Ltd. (ADR) (B)	808,750
26,500	Intesa Sanpaolo SpA (ADR)* (B)	510,920
105,000	National Bank of Greece SA (ADR)*	576,450
		3,891,720

	COMPUTER SERVICES - 1.45%
28,000	Cap Gemini S.A. (ADR) (B)	511,280

	COSMETICS & TOILETRIES - 2.67%
58,000	Shiseido Co, Ltd. (ADR) (B)	939,600

	DIALYSIS CENTERS - 3.58%
28,000	Fresenius Medical Care AG & Co. KGaA (ADR)	1,260,000

	DIVERSIFIED BANKING INSTITUTIONS - 3.75%
14,700	BNP Paribas (ADR) (B)	476,721
137,100	Mitsubishi UFJ Financial Group, Inc. (ADR)	841,794
		1,318,515

	DIVERSIFIED MINERALS - 3.41%
47,380	Anglo American plc (ADR)*	693,643
33,000	Vale SA (ADR)	506,550
		1,200,193

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [98]

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

COMMON STOCKS - 93.11% (continued)
number of shares		fair value

	DIVERSIFIED OPERATIONS - 3.06%
112,000	Keppel Corp., Ltd. (ADR) (B)	$ 1,074,080

	ELECTRIC - INTEGRATED - 5.38%
10,000	International Power plc (ADR) (B)	392,600
9,700	RWE AG (ADR) (B)	766,300
38,000	Scottish & Southern Energy plc (ADR) (B)	731,500
		1,890,400

	ENGINEERING/R&D SERVICES - 2.29%
51,000	ABB, Ltd. (ADR)*	804,780

	FINANCE - CONSUMER LOANS - 0.81%
45,000	Promise Co., Ltd. (ADR) (B)	286,200

	FOOD - MISCELLANEOUS/DIVERSIFIED - 2.08%
32,000	Kerry Group plc (ADR) (B)	729,824

	FOOD - RETAIL - 1.59%
29,000	WM Morrison Supermarkets plc (ADR) (B)	560,280

	IMPORT/EXPORT - 2.08%
20,000	Mitsubishi Corp. (ADR) (B)	732,000

	MACHINERY - CONSTRUCTION/MINING - 1.27%
49,000	Atlas Copco AB - Class B (ADR) (B)	446,880

	MEDICAL PRODUCTS - 2.76%
26,000	Smith & Nephew plc (ADR)	968,760

	MEDICAL - DRUGS - 1.70%
31,000	Takeda Pharmaceutical Co., Ltd. (ADR) (B)	597,370

	METAL - COPPER - 1.59%
44,900	Sterlite Industries India, Ltd. (ADR)*	558,556

	MULTI-LINE INSURANCE - 1.53%
30,500	Zurich Financial Services AG (ADR) (B)	538,630

	OFFICE AUTOMATION & EQUIPMENT - 3.88%
32,000	Canon, Inc. (ADR)	1,040,960
54,000	Neopost SA (ADR) (B)	323,194
		1,364,154

	OIL COMPANIES - INTEGRATED - 8.16%
30,200	Petroleo Brasileiro S.A. (ADR)	1,007,472
29,668	StatoilHydro ASA (ADR)	586,537
23,500	Total S.A. (ADR)	1,274,405
		2,868,414

	PHOTO EQUIPMENT & SUPPLIES - 1.98%
22,000	FUJIFILM Holdings Corp. (ADR)	697,400

	PROPERTY/CASUALTY INSURANCE - 1.87%
24,000	Tokio Marine Holdings, Inc. (ADR) (B)	656,400

	SOAP & CLEANING PREPARATIONS - 3.88%
50,900	Henkel AG & Co. KGaA (ADR) (B)	1,364,120

	SUGAR - 0.77%
52,000	Cosan, Ltd. - Class A*	269,360

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [99]

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

COMMON STOCKS - 93.11% (continued)
number of shares		fair value

	TELECOMMUNICATION SERVICES - 4.65%
16,939	Chunghwa Telecom Co., Ltd. (ADR)	$ 335,900
64,000	Singapore Telecommunications, Ltd. (ADR) (B)	1,299,200
		1,635,100

	WATER - 2.06%
44,000	United Utilities Group plc (ADR) (B)	723,800

	Total Common Stocks (cost $38,911,606)	32,735,061

SHORT-TERM INVESTMENTS - 7.16%
number of shares		fair value

2,517,123	Timothy Plan Money Market Fund, 0.10%(A)(C)	2,517,123

	Total Short-Term Investments (cost $2,517,123)	2,517,123

	TOTAL INVESTMENTS (cost $41,428,729) - 100.27%	$ 35,252,184

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.27)%	(96,441)

	NET ASSETS - 100.00%	$ 35,155,743

(ADR) American Depositary Receipt.
(A) Variable rate security; the rate shown represents the yield at June 30, 2009.
(B) Securities are priced using an evaluated bid provided by an independent pricing source, which is based on the Fund's Good Faith Pricing Guidelines.
Such values are approved by the Board of Trustees. The total value of such securities at June 30, 2009 is $15,666,979, which represents 45% of net assets.
(C) Affiliated fund.

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [100]

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS
As of June 30, 2009 - (Unaudited)

DIVERSIFICATION OF ASSETS
country	percentage of net assets
Japan	20.42%
United Kingdom	11.58%
Germany	9.64%
Singapore	9.05%
France	8.25%
Brazil	5.07%
Mexico	4.24%
Spain	3.96%
Switzerland	3.82%
Turkey	2.21%
Ireland	2.08%
Hong Kong	1.72%
Canada	1.70%
Norway	1.67%
Greece	1.64%
India	1.59%
Italy	1.45%
Sweden	1.27%
Taiwan	0.96%
Austria	0.79%
Total	93.11%
Money Market Securities	7.16%
Liabilities in excess of other assets	(0.27)%
Grand Total	100.00%

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [101]

INTERNATIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2009 - (Unaudited)

ASSETS
amount

Investments in Unaffiliated Securities at Value (cost $38,911,606)[NOTE 1]	$ 32,735,061
Investments in Affiliated Securities at Value (cost $2,517,123)[NOTE 1]	2,517,123

Receivables for:
Fund Shares Sold	229,605
Interest	234
Dividends	117,358
Other	9,509
Prepaid Expenses	15,386

Total Assets	$ 35,624,276

LIABILITIES
amount

Payable for Investments Purchased	$ 281,692
Payable for Fund Shares Redeemed	120,458
Accrued Advisory Fees	28,820
Accrued 12b-1 Fees Class A	6,981
Accrued 12b-1 Fees Class C	898
Accrued Expenses	29,684

Total Liabilities	$ 468,533

NET ASSETS
amount

Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 5,341,020 shares outstanding)	$ 34,005,780
Net Asset Value and Redemption Price Per Class A Share ($34,005,780 / 5,341,020 shares)	$ 6.37
Offering Price Per Share ($6.37 / 0.945)	$ 6.74
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 182,876 shares outstanding)	$ 1,149,963
Net Asset Value and Offering Price Per Class C Share ($1,149,963 / 182,876 shares)	$ 6.29
Minimum Redemption Price Per Share ($6.29 * 0.99)	$ 6.23

Net Assets	$ 35,155,743

SOURCES OF NET ASSETS
amount

At June 30, 2009, Net Assets Consisted of:
Paid-in Capital	$ 53,448,669
Accumulated Undistributed Net Investment Income	349,577
Accumulated Net Realized Gain (Loss) on Investments	(12,465,958)
Net Unrealized Appreciation (Depreciation) in Value of Investments	(6,176,545)

Net Assets	$ 35,155,743

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [102]

INTERNATIONAL FUND

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 - (Unaudited)

INVESTMENT INCOME
amount

Interest on Affiliated Investments	$ 2,453
Dividends (net of foreign withholding taxes of $88,694)	613,325

Total Investment Income	615,778

EXPENSES
amount

Investment Advisory Fees [NOTE 3]	157,883
12b-1 Fees (Class A = $38,308, Class C = $4,653)[NOTE 3]	42,961
Fund Accounting, Transfer Agency, & Administration Fees	33,229
Registration Fees	12,380
Out-of-Pocket Expense	9,516
Audit Fees	5,861
Custodian Fees	5,391
Printing Expense	3,384
CCO Fees	1,897
Trustee Fees	1,881
Miscellaneous Expense	1,715
Insurance Expense	880

Total Net Expenses	276,978

Net Investment Income (Loss)	338,800

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount

Net Realized Gain (Loss) on Unaffiliated Investments	(4,647,284)
Change in Unrealized Appreciation (Depreciation) of Investments	6,799,727
Net Realized and Unrealized Gain (Loss) on Investments	2,152,443

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 2,491,243

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [103]

INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS
	six months ended
	6/30/09	year ended
	(unaudited)	12/31/08

Operations:
Net Investment Income (Loss)	$ 338,800	$ 455,363
Net Realized Gain (Loss) on Investments	(4,647,284)	(7,208,911)
Change in Unrealized Appreciation (Depreciation) of Investments	6,799,727	(17,417,187)
Net Increase (Decrease) in Net Assets (resulting from operations)	2,491,243	(24,170,735)

Distributions to Shareholders From:
Net Investment Income:
Class A	-	(432,699)
Class C	-	(12,503)
Total Distributions	-	(445,202)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	3,812,871	20,334,914
Class C	217,103	808,369
Dividends Reinvested:
Class A	-	388,442
Class C	-	12,206
Cost of Shares Redeemed:
Class A	(3,451,928)	(7,993,400)
Class C	(112,315)	(352,076)
Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	465,731	13,198,455

Total Increase (Decrease) in Net Assets	2,956,974	(11,417,482)

Net Assets:
Beginning of period	32,198,769	43,616,251

End of period	$ 35,155,743	$ 32,198,769

Accumulated Undistributed Net Investment Income	$ 349,577	$ 10,777

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	664,523	2,304,470
Class C	36,434	84,402
Shares Reinvested:
Class A	-	67,673
Class C	-	2,145
Shares Redeemed:
Class A	(594,474)	(945,119)
Class C	(21,297)	(38,919)
Net Increase (Decrease) in Number of Shares Outstanding	85,186	1,474,652

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [104]

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

INTERNATIONAL FUND - CLASS A SHARES
		six months
		ended		year	period
		6/30/09		ended	ended
		(unaudited)		12/31/08	12/31/07	(A)

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 5.92		$ 11.00	$ 10.00

	Income from Investment Operations:
	Net Investment Income (Loss)	0.06		0.09	0.04
	Net Realized and Unrealized Gain (Loss) on Investments	0.39		(5.08)	1.00
	Total from Investment Operations	0.45		(4.99)	1.04

	Less Distributions:
	Dividends from Net Investment Income	-		(0.09)	(0.04)
	Total Distributions	-		(0.09)	(0.04)

	Net Asset Value at End of Period	$ 6.37		$ 5.92	$ 11.00

	Total Return (B)(C)	7.60%	(D)	(45.38)%	10.39%	(D)

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$ 34,006		$ 31,214	$ 42,298

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.73%	(E)	1.66%	1.69%	(E)
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.73%	(E)	1.66%	1.69%	(E)

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.17%	(E)	1.12%	0.58%	(E)
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.17%	(E)	1.12%	0.58%	(E)

	Portfolio Turnover	26.06%		32.36%	13.18%

(A)	For the period May 3, 2007 (Commencement of operations) through December 31, 2007.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [105]

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

INTERNATIONAL FUND - CLASS C SHARES
		six months
		ended		year	period
		6/30/09		ended	ended
		(unaudited)		12/31/08	12/31/07	(A)

	Per Share Operating Performance:
	Net Asset Value at Beginning of Period	$ 5.87		$ 10.97	$ 10.00

	Income from Investment Operations:
	Net Investment Income (Loss)	0.04		0.04	(0.02)
	Net Realized and Unrealized Gain (Loss) on Investments	0.38		(5.07)	0.99
	Total from Investment Operations	0.42		(5.03)	0.97

	Less Distributions:
	Dividends from Net Investment Income	-		(0.07)	-	*
	Total Distributions	-		(0.07)	-

	Net Asset Value at End of Period	$ 6.29		$ 5.87	$ 10.97

	Total Return (B)(C)	7.16%	(D)	(45.79)%	9.71%	(D)

	Ratios/Supplemental Data:
	Net Assets, End of Period (in 000s)	$1,150		$ 984	$ 1,318

	Ratio of Expenses to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.48%	(E)	2.40%	2.48%	(E)
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.48%	(E)	2.40%	2.48%	(E)

	Ratio of Net Investment Income (Loss) to Average Net Assets:
	Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.37%	(E)	0.45%	(0.44)%	(E)
	After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.37%	(E)	0.45%	(0.44)%	(E)

	Portfolio Turnover	26.06%		32.36%	13.18%

*	Distributions amounted to less than 0.01 per share
(A)	For the period May 3, 2007 (Commencement of operations) through December 31, 2007.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestmenof dividends.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [106]

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 – (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Note 1 – Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust currently consists of twelve series. These financial statements include the following ten series: Timothy Plan Aggressive Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan International Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Money Market Fund and Timothy Plan Strategic Growth Fund (the “Funds”).

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Adviser believes show a high probability for superior growth.

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 5%-15% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 15%-25% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 5%-15% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 0-10% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 5-15% in the Timothy Plan High Yield Bond Fund; approximately 10-20% of its net assets in the Timothy Plan International Fund; and approximately 20%-40% in the Timothy Plan Fixed Income Fund. The Fund may also invest in the Timothy Plan Money Market Fund.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally only purchase high quality securities.

The Timothy Plan High Yield Bond Fund’s investment objective is to generate a high level of current income. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment grade, meaning securities with a rating of “BBB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Timothy Plan International Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in the common stock and similar securities of foreign companies through the purchase of American Depository Receipts (ADR’s) without regard to market capitalization, investing its assets in the ADR’s of companies which the Fund’s investment manager believes show a high probability for superior growth, and allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Small Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of its assets in U.S. common stocks whose market capitalization is generally less than $2 billion.

Timothy Plan Notes to Financial Statements [107]

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 – (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

The Timothy Plan Large/Mid Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

The Timothy Plan Large/Mid Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Money Market Fund seeks to generate a high level of current income consistent with the preservation of capital. To achieve its investment objective, the Fund normally invests in short-term debt instruments, such as obligations of the U.S. Government and its agencies, certificates of deposit, banker’s acceptances, commercial paper and short-term corporate notes.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 10%-15% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 15%-25% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 15%-25% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 0-20% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 20-30% of its net assets in the Timothy International Fund; and approximately 10%-15% in the Timothy Plan Aggressive Growth Fund. The Fund may also invest in the Timothy Plan Money Market Fund.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.	Security Valuation and Fair Value Measurements

The Funds utilize various methods and inputs to measure the fair value of their investments on a recurring basis.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each Class of its shares by using market prices for the securities comprising its portfolio. Investments in securities traded on a national securities exchange are valued at the NASDAQ official closing price on the last business day of the period. These securities are categorized as Level 1 securities. Fixed income securities are valued by a pricing service when the Adviser believes such prices are accurate and reflect the fair market value of such securities. These securities are categorized as Level 2 securities. Securities for which quotations are not readily available, or the Adviser feels the price provided by the pricing service does not accurately reflect the fair market value of the securities, are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees (the “Board”). These securities are categorized as Level 3 securities. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost, which the Board has determined approximates market value. These securities are categorized as Level 2 securities.

Timothy Plan Notes to Financial Statements [108]

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 – (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

The Board has delegated to the Adviser and/or Sub-Advisers responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser or Sub-Adviser will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Adviser and Sub-Advisers with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

Each Fund generally invest the vast majority of their assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate their NAV as of the time those exchanges close. The Funds typically do not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which any Fund would hold securities that would need to be fair value priced, except in the International Fund where a portion of the ADRs are priced using the evaluated bid price provided by the pricing service. These securities are categorized as Level 2 securities.

The following is a summary of the inputs used to value each Fund’s assets as of June 30, 2009:

Timothy Plan Notes to Financial Statements [109]

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 – (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Small Cap Value Fund		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$ 46,049,544	$ -	$ -	$ 46,049,544

REITS	2,037,712	-	-	2,037,712

Short-Term Investments	743,380	-	-	743,380

Total	$ 48,830,636	$ -	$ -	$ 48,830,636

Large/Mid Cap Value Fund		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$ 75,847,341	$ -	$ -	$ 75,847,341

Master Limited Partnerships	1,502,136	-	-	1,502,136

REITS	3,389,968	-	-	3,389,968

Short-Term Investments	2,356,835	-	-	2,356,835

Total	$ 83,096,280	$ -	$ -	$ 83,096,280

Fixed Income Fund		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Corporate Bonds	$ -	$ 15,231,941	$ -	$ 15,231,941

U.S. Government Agencies	-	1,676,495	-	1,676,495

Mortgaged-Backed Securities	-	16,855,040	-	16,855,040

U.S. Treasuries	-	6,487,686	-	6,487,686

U.S. Treasury TIPs	-	3,436,976	-	3,436,976

Short-Term Investments	2,888,405	-	-	2,888,405

Total	$ 2,888,405	$ 43,688,138	$ -	$ 46,576,543

Aggressive Growth Fund		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$ 16,038,186	$ -	$ -	$ 16,038,186

Short-Term Investments	345,761	-	-	345,761

Total	$ 16,383,947	$ -	$ -	$ 16,383,947

Timothy Plan Notes to Financial Statements [110]

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 – (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Large/Mid Cap Growth Fund		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$ 32,407,181	$ -	$ -	$ 32,407,181

Short-Term Investments	1,564,403	-	-	1,564,403

Total	$ 33,971,584	$ -	$ -	$ 33,971,584

Strategic Growth Fund		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Affiliated Mutual Funds	$ 38,409,361	$ -	$ -	$ 38,409,361

Total	$ 38,409,361	$ -	$ -	$ 38,409,361

Conservative Growth Fund		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Affiliated Mutual Funds	$ 38,165,692	$ -	$ -	$ 38,165,692

Short-Term Investments	76,028	-	-	76,028

Total	$ 38,241,720	$ -	$ -	$ 38,241,720

Money Market Fund		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

U.S. Government Agencies	$ -	$ 22,144,346	$ -	$ 22,144,346

Asset-Backed Securities	-	2,537,982	-	2,537,982

Money Market Instruments	665,010	-	-	665,010

Total	$ 665,010	$ 24,682,328	$ -	$ 25,347,338

High Yield Bond Fund		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Corporate Bonds	$ -	$ 11,933,901	$ -	$ 11,933,901

144A Securities	-	3,851,702	-	3,851,702

Short-Term Investments	420,165	-	-	420,165

Total	$ 420,165	$ 15,785,603	$ -	$ 16,205,768

Timothy Plan Notes to Financial Statements [111]

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 – (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

International Fund		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

American Depositary Receipts	$ 16,200,372	$ 15,666,979	$ -	$ 31,867,351

Common Stocks	867,710	-	-	867,710

Short-Term Investments	2,517,123	-	-	2,517,123

Total	$ 19,585,205	$ -	$ -	$ 35,252,184

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

The Timothy Plan Money Market Fund uses the amortized cost method to compute its NAV. This means that securities purchased by the Fund are not marked to market. Instead, any premium paid or discount realized will be amortized or accrued over the life of the security and credited/debited daily against the total assets of the Fund. This also means that, under most circumstances, the Money Market Fund will not sell securities prior to maturity date except to satisfy redemption requests.

B.	Investment Income and Securities Transactions

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Aggressive Growth Fund, Large/Mid Cap Growth Fund, Large/Mid Cap Value Fund, and Small Cap Value Fund have made certain investments in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). It is common for distributions from REITs and MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income and return of capital for MLPs are reported to the Funds after the end of the fiscal year; accordingly, these amounts are estimated for accounting purposes until the characterization of MLP distributions is received. Estimates are based on the most recent MLP distribution information available. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.	Net Asset Value Per Share

Net asset value per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the following Funds, Timothy Plan Aggressive Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan International Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Large/Mid Cap Value Fund, and Timothy Plan Strategic Growth Fund. The asset value of the classes may differ because of different fees and expenses charged to each class.

D.	Expenses

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board).

Timothy Plan Notes to Financial Statements [112]

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 – (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

E.	Classes

There are three Classes of shares currently offered by the Trust; Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees; No-Load shares are offered without sales charges or ongoing service/distribution fees (The Timothy Plan Money Market Fund only). The Trust previously has offered Class B shares to the public, which contain a contingent deferred sales charge that declines to zero over a period of years and are subject to an ongoing service/distribution fee. Sales of Class B shares to new shareholders were suspended by the Board during their meeting on February 27, 2004, with the suspension effective May, 2004. The amount of the CDSC fee varies depending on the number of years Class B shares for each Fund are held, except for the Money Market Fund, International Fund and High Yield Bond Fund which do not offer Class B shares. The following CDSC fees apply:

Redemption Within:	Percentage

First Year	5%
Second Year	4%
Third Year	3%
Fourth Year	2%
Fifth Year	1%
Sixth Year & thereafter	None

Since Class B shares have not been offered since 2004, the maximum CDSC fee charged as of June 30, 2009 would be 1%.

Class B shares automatically convert to Class A shares once the economic equivalent of the highest front-end sales charge paid at time of purchase has been received by a Fund, in the form of Rule 12b-1 distribution fees, paid by all Class B shares owned by an investor.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

F.	Use of Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.	Federal Income Taxes

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable or excise regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax provision is required.

As of and during the six months ended June 30, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2005.

H.	Subsequent Events

Pursuant to Financial Accounting Standards Board (“FASB”) Statement No. 165, Subsequent Events ("FAS 165"), management has evaluated subsequent events through August 29, 2009 and determined there was no material impact on these financial statements.

Timothy Plan Notes to Financial Statements [113]

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 – (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

I.	Distributions to Shareholders

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Note 2 – Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended June 30, 2009:

	PURCHASES		SALES
	U.S. Gov't		U.S. Gov't
Funds	Obligations	Other	Obligations	Other

Aggressive Growth Fund	$-	$14,850,558	$-	$15,518,528
Conservative Growth Fund	$-	$2,985,692	$-	$5,098,234
Fixed Income Fund	$7,878,431	$1,229,165	$3,798,916	$1,726,576
High Yield Bond Fund	$-	$2,907,192	$-	$3,127,543
International Fund	$-	$10,580,927	$-	$7,281,062
Large/Mid Cap Growth Fund	$-	$17,219,953	$-	$21,221,917
Large/Mid Cap Value Fund	$-	$19,183,362	$-	$16,477,735
Small Cap Value Fund	$-	$19,903,155	$-	$19,776,985
Strategic Growth Fund	$-	$1,283,791	$-	$3,611,684

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, Ltd., (“TPL”) is the investment adviser for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 27, 2009. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Timothy Plan International Fund; 0.85% of the average daily net assets of the Timothy Plan Aggressive Growth, Timothy Plan Small Cap Value, Timothy Plan Large/Mid Cap Growth, and Timothy Plan Large/Mid Cap Value Funds; 0.60% of the average daily net assets of the Timothy Plan Fixed Income, the Timothy Plan High Yield Bond and Timothy Plan Money Market Funds; and 0.65% of the average daily net assets of the Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds. TPL has voluntarily agreed to reduce the fee it receives from Timothy Plan Fixed Income and Timothy Plan Money Market to 0.45% and 0.40%, respectively. Additionally, TPL has voluntarily agreed to reduce fees payable to it by the Timothy Plan Money Market Fund and reimburse other expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses as follows:

Voluntary Caps	Period

65 bps	January 1- January 22, 2009
45 bps	January 23 – March 24, 2009
30 bps	March 25 – April 14, 2009
25 bps	April 15 – Current

Such voluntary fee reductions/reimbursements may be authorized by TPL at any time, but such action shall not obligate TPL to waive any fees in the near future. An officer and trustee of the Funds is also an officer and owner of the Adviser.

For the six months ended June 30, 2009, TPL waived and reimbursed the Funds as follows:

Funds	Waivers and Reimbursements

Money Market Fund	$68,642

Timothy Plan Notes to Financial Statements [114]

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 – (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

At December 31, 2008, the Adviser may recapture a portion of the reimbursed amounts no later than the dates as stated below:

	DECEMBER 31,
Funds	2009	2010

High Yield Bond Fund	$-	$12,185
Money Market Fund *	$21,997	$-

*	The Timothy Plan Money Market Fund was able to incur recoupment expenses as a result of previous waiver/recoupment agreements.

The Timothy Plan Aggressive Growth, Timothy Plan Fixed Income, Timothy Plan High Yield Bond, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth, Timothy Plan Large/Mid Cap Value, and Timothy Plan Small Cap Value Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class B and C Plans, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares.

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds do not impose a service fee. Under the Class B and C Plans, the Fund will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the six months ended June 30, 2009, the Funds paid TPL under the terms of the Plan’s as follows:

Funds	12b-1 Fees

Aggressive Growth Fund	$25,244
Conservative Growth Fund	$42,489
Fixed Income Fund	$69,446
High Yield Bond Fund	$18,434
International Fund	$42,961
Large/Mid Cap Growth Fund	$51,139
Large/Mid Cap Value Fund	$131,339
Small Cap Value Fund	$83,816
Strategic Growth Fund	$45,703

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustee of the Funds is also an officer of the principal underwriter. For the six months ended June 30, 2009, TPL received sales charges deducted from the proceeds of sales of Class A capital shares and CDSC fees deducted from the redemption of Class B and C capital shares as follows:

Funds	Sales Charges (Class A)	CDSC Fees (Class B)		CDSC Fees (Class C)

Aggressive Growth Fund	$940		$9	$150
Conservative Growth Fund	$7,268		$273	$1,353
Fixed Income Fund	$8,296		$1,710	$902
High Yield Bond Fund	$1,448	$	N/A	$80
International Fund	$2,159		$16	$108
Large/Mid Cap Growth Fund	$2,423		$88	$256
Large/Mid Cap Value Fund	$9,840		$234	$3,603
Small Cap Value Fund	$3,296		$191	$477
Strategic Growth Fund	$7,561		$1,946	$1,102

Timothy Plan Notes to Financial Statements [115]

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 – (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Timothy Plan Notes to Financial Statements [116]

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 – (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Note 4 – Payment by Affiliate

During the year ended December 31, 2008, the Sub-Adviser for the Timothy Plan Aggressive Growth Fund reimbursed the Fund $24,684 due to an investing error during the transition of sub-advisers. The Sub-Adviser reimbursed the Fund for the difference in performance relative to the intended portfolio and the transaction costs of rebalancing the portfolio.

Note 5 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of June 30, 2009, the following shareholders, for the benefit of their customers, may be considered to control the Funds:

% of Fund Owned By:	National Financial Services

Large/Mid Cap Growth Fund, Class B	28.59%

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Funds. These accounts can be considered affiliated to the Timothy Plan.

% of Fund Owned By Other
Timothy Plan Funds:

Aggressive Growth Fund, Class A	71.18%
Fixed Income Fund, Class A	53.73%
High Yield Bond Fund, Class A	84.63%
International Fund, Class A	72.66%
Large/Mid Cap Growth Fund, Class A	58.21%
Large/Mid Cap Value Fund, Class A	35.19%
Money Market Fund	43.04%
Small Cap Value Fund, Class A	34.33%

Note 6 - Unrealized Appreciation (Depreciation)

At June 30, 2009, for federal income tax purposes, the cost and the composition of gross unrealized appreciation (depreciation) of investment securities are as follows:

Funds	Cost	App	Dep	Net App/Dep

Aggressive Growth Fund	$15,579,469	$1,496,131	$(691,653)	$804,478
Conservative Growth Fund	$49,011,334	$-	$(10,769,614)	$(10,769,614)
Fixed Income Fund	$46,206,632	$1,077,697	$(707,786)	$369,911
High Yield Bond Fund	$18,400,102	$399,077	$(2,593,411)	$(2,194,334)
International Fund	$41,428,729	$1,082,739	$(7,259,284)	$(6,176,545)
Large/Mid Cap Growth Fund	$35,365,785	$1,847,228	$(3,241,429)	$(1,394,201)
Large/Mid Cap Value Fund	$89,070,108	$4,874,773	$(10,848,601)	$(5,973,828)
Money Market Fund	$25,347,338	$-	$-	$-
Small Cap Value Fund	$49,832,420	$2,511,102	$(3,512,886)	$(1,001,784)
Strategic Growth Fund	$57,230,585	$-	$(18,821,224)	$(18,821,224)

Timothy Plan Notes to Financial Statements [117]

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 – (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Note 7 – Distributions to Shareholders

The tax character of distributions paid during 2008 and 2007 were as follows:

	Aggressive Growth Fund	Conservative Growth	Fixed Income Fund	High Yield Bond Fund

2008
Ordinary Income	$-	$697,282	$2,053,290	$1,274,024
Short-term Capital Gains	-	58,044	-	10,357
Long-term Capital Gains	48,425	1,808,503	-	-
	$48,425	$2,563,829	$2,053,290	$1,284,381
2007
Ordinary Income	$-	$818,555	$2,092,303	$694,291
Short-term Capital Gains	-	85,576	-	-
Long-term Capital Gains	2,800,909	6,317,069	-	-
	$2,800,909	$7,221,200	$2,092,303	$694,291

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

	Aggressive Growth Fund	Conservative Growth	Fixed Income Fund	High Yield Bond Fund

Undistributed Ordinary Income	$-	$443,020	$12,170	$16,759
Undistributed Long-term Capital Gains	-	-	-	-
Capital Loss Carryforward	(3,723,197)	-	(898,616)	(815,295)
Unrealized Appreciation (Depreciation)	(6,598,392)	(15,946,779)	(1,808,847)	(6,910,496)
	$(10,321,589)	$(15,503,759)	$(2,695,293)	$(7,709,032)

The tax character of distributions paid during 2008 and 2007 were as follows:

	International Fund	Large/Mid Cap Growth Fund	Large/Mid Cap Value Fund	Money Market Fund

2008
Ordinary Income	$445,202	$-	$287,444	$556,735
Short-term Capital Gains	-	-	531,542	-
Long-term Capital Gains	-	68,000	677,192	-
	$445,202	$68,000	$1,496,178	$556,735
2007
Ordinary Income	$141,892	$-	$1,050,778	$1,245,883
Long-term Capital Gains	-	757,225	1,244,931	-
Return of Capital	-	4,950,780	6,832,904	-
	$141,892	$5,708,005	$9,128,613	$1,245,883

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

	International Fund	Large/Mid Cap Growth Fund	Large/Mid Cap Value Fund		Money Market Fund

Undistributed Ordinary Income	$22,361	$-		$121,686	$2,312
Undistributed Long-term Capital Gains	-	-		-	-
Capital Loss Carryforward	(4,741,568)	(5,280,946)	*	(14,622,252)	-
Unrealized Appreciation (Depreciation)	(16,064,962)	(11,539,019)		(18,838,448)	-
	$(20,784,169)	$(16,819,965)		$(33,339,014)	$2,312
*

Following the 2005 acquisition by the Timothy Plan Large/Mid Cap Growth Fund of the NOAH Fund Equity Portfolio, the Timothy Fund acquired all capital loss carryforwards available to the NOAH Fund. In accordance with Section 382 of the Internal Revenue Code, loss limitations were appropriately applied to the available capital loss carryforward. Of the capital losses subject to Section 382, the Fund may only utilize $358,459 in a given year.

Timothy Plan Notes to Financial Statements [118]

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 – (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

The tax character of distributions paid during 2008 and 2007 were as follows:

	Small Cap Value Fund	Strategic Growth Fund

2008
Ordinary Income	$-	$506,870
Short-term Capital Gains	424,158	230,982
Long-term Capital Gains	-	3,451,894
	$424,158	$4,189,746
2007
Ordinary Income	$121,858	$452,403
Long-term Capital Gains	5,348,060	-
Return of Capital	4,995,748	9,489,157
	$10,465,666	$9,941,560

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

	Small Cap Value Fund	Strategic Growth Fund

Undistributed Ordinary Income	$-	$-
Undistributed Long-term Capital Gains	-	-
Capital Loss Carryforward	(8,700,264)	(844,115)
Unrealized Appreciation (Depreciation)	(13,921,037)	(24,802,892)
	$(22,621,301)	$(25,647,007)

The Fixed Income Fund Class A, Class B and Class C Shares paid quarterly income dividends totaling $0.1660 per share or $667,266, $0.1282 per share or $14,598 and $0.1356 per share or $51,917, respectively, to shareholders during the six-month period of January 1, 2009 to June 30, 2009.

The Money Market Fund paid monthly income dividends totaling $0.000509 per share or $15,216 to shareholders during the six-month period of January 1, 2009 to June 30, 2009.

The High Yield Bond Fund Class A and Class C Shares paid quarterly income distributions totaling $0.3431 per share or $690,518 and $0.3258 per share or $13,528, respectively, to shareholders during the six-month period of January 1, 2009 to June 30, 2009.

Timothy Plan Notes to Financial Statements [119]

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 – (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Note 8 – Capital Loss Carryforwards

At December 31, 2008, the following capital loss carryforwards are available to offset futures capital gains.

	Loss Carryforward	Year Expiring

Aggressive Growth Fund	$3,723,197	2016
Fixed Income Fund	$569,273	2014
	$77,304	2015
	$252,039	2016
High Yield Bond Fund	$815,295	2016
International Fund	$498,385	2015
	$4,243,183	2016
Large/Mid Cap Growth Fund*	$1,380,010	2009
	$3,900,936	2016
Large/Mid Cap Value Fund	$14,622,252	2016
Small Cap Value Fund	$8,700,264	2016
Strategic Growth Fund	$844,115	2016
*	Please refer to Note 7 for additional information regarding the availability of capital loss carryforwards within the Timothy Plan Large/Mid Cap Growth Fund.

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

In 2008, the following capital loss carryforwards expired:

Loss Carryforward

Large/Mid Cap Growth Fund	$3,293,611

Note 9 – Post-October Losses

Under current tax laws, net capital losses incurred after October 31, within a Fund’s fiscal year, are deemed to arise on the first business day of the following fiscal year for tax purposes. For the year ended December 31, 2008, the Funds deferred post-October capital losses of:

Post-October Capital Losses

Aggressive Growth Fund	$3,237,011
Conservative Growth Fund	$424,561
Fixed Income Fund	$752,064
High Yield Bond Fund	$266,390
International Fund	$3,041,974
Large/Mid Cap Growth Fund	$3,613,105
Large/Mid Cap Value Fund	$6,333,225
Small Cap Value Fund	$9,768,887
Strategic Growth Fund	$487,167

Timothy Plan Notes to Financial Statements [120]

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 – (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Board Annual Approval/Renewals of Advisory and Sub-Advisory Agreements (Unaudited)

Timothy Partners, Ltd; Investment Adviser to all Funds

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 27, 2009. The Trust's Board of Trustees considered the factors described below prior to approving the Agreement. The Trustees, including the Independent Trustees, noted the Adviser's experience incorporating and implementing the unique, biblically-based management style that is a stated objective as set forth in the Funds' prospectus.

To further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of TPL's business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Adviser's policies and procedures regarding best execution, trade allocation, soft dollars, code of ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel. In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2008. The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisers to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL's role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of TPL's services to the Funds. In particular, the Board noted with approval TPL's commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL's current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board next considered the investment performance of each Fund and the Adviser's performance in monitoring the investment managers of the underlying funds. The Board generally approved of each Fund's performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to style drift in their management of each Fund's assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Adviser's ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Adviser's business was devoted exclusively to serving the Funds, and that the Adviser did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Adviser's past activities on monitoring the performance of the underlying Funds' various investment managers and the promptness and efficiency with which problems were brought to the Board's attention and responsible remedies offered and executed. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, determined that the renewal of the IA Agreement for another one-year period would be in the best interests of the Funds' shareholders. In approving the renewal of the IA Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Barrow, Hanley Mewhinney & Strauss; Sub-Adviser for the Fixed Income, High Yield Bond and Money Market Funds.

The Sub-Advisory Agreement between the Trust, TPL and Barrow, Hanley Mewhinney & Strauss (“BHW&S”), on behalf of the Timothy Plan Fixed Income, High Yield Bond and Money Market Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 27, 2009. The Board considered the following factors in arriving at its conclusions to renew the BHW&S Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by BHW&S in light of the services provided by BHW&S. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by BHW&S and paid out of the fees received by TPL were fair and reasonable in light of the services provided by BHW&S. In reaching that determination, the Board relied on reports describing the fees paid to BHW&S and comparing those fees against fees paid to other investment advisers operating under similar circumstances. Next, the Board discussed the nature, extent and quality of BHW&S's services to each Fund, including the investment performance of the Funds under BHW&S's investment management. The Board generally approved of BHW&S's performance, noting that the Funds managed by BHW&S invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that BHW&S did not succumb to “style drift” in its management of each Fund's assets, and that BHW&S was committed to maintain its

Timothy Plan Notes to Financial Statements [121]

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 – (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

investment  mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval BHW&S's ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether BHW&S's current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the BHW&S Sub-Advisory Agreement because BHW&S was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the BHW&S Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund's shareholders. In approving the renewal of the BHW&S Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the BHW&S Sub-Advisory Agreement renewal.

Westwood Holdings Group; Sub-Adviser to the Large/Mid Cap Value and the Small Cap Value Funds.

The Sub-Advisory Agreement between the Trust, TPL and Westwood Holdings Group (“Westwood”), on behalf of the Timothy Plan Small Cap Value and Large/Mid Cap Value Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 27, 2009. The Board considered the following factors in arriving at its conclusions to renew the Westwood Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Westwood in light of the services provided by Westwood. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Westwood and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Westwood. In reaching that determination, the Board relied on reports describing the fees paid to Westwood and comparing those fees against fees paid to other investment advisers operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Westwood's services to each Fund, including the investment performance of the Funds under Westwood's investment management. The Board generally approved of Westwood's performance, noting that the Funds managed by Westwood invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Westwood did not succumb to “style drift” in its management of each Fund's assets, and that Westwood was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Westwood's ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Westwood's current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Westwood Sub-Advisory Agreement because Westwood was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Westwood Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Westwood Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Westwood Sub-Advisory Agreement renewal.

Chartwell Investment Partners; Sub-Adviser to the Aggressive Growth and Large/Mid Cap Growth Funds.

The Sub-Advisory Agreement between the Trust, TPL and Chartwell Investment Partners (“Chartwell”), on behalf of the Timothy Plan Aggressive Growth and Large/Mid Cap Growth Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 27, 2009. The Board considered the following factors in arriving at its conclusions to renew the Chartwell Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Chartwell in light of the services provided by Chartwell. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Chartwell and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Chartwell. In reaching that determination, the Board relied on reports describing the fees paid to Chartwell and comparing those fees against fees paid to other investment advisers operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Chartwell's services to each Fund, including the investment performance of the Funds under Chartwell's investment management. The Board generally approved of Chartwell's performance, noting that the Funds managed by Chartwell invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Chartwell did not succumb to “style drift” in its management of each Fund's assets, and that Chartwell was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Chartwell's ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Chartwell's current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Chartwell Sub-Advisory Agreement because Chartwell was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Chartwell Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Chartwell Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Chartwell Sub-Advisory Agreement renewal.

Timothy Plan Notes to Financial Statements [122]

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 – (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Eagle Global Advisors; Sub-Adviser to the International Fund.

The Sub-Advisory Agreement between the Trust, TPL and Eagle Global Advisors (“Eagle”), on behalf of the Timothy Plan International Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 27, 2009. The Board considered the following factors in arriving at its conclusions to renew the Eagle Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Eagle in light of the services provided by Eagle. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Eagle and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Eagle. In reaching that determination, the Board relied on reports describing the fees paid to Eagle and comparing those fees against fees paid to other investment advisers operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Eagle's services to the Fund, including the investment performance of the Fund under Eagle's investment management. The Board generally approved of Eagle's performance, noting that the Fund managed by Eagle invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Eagle did not succumb to “style drift” in its management of the Fund's assets, and that Eagle was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Eagle's ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Eagle's current fee structure would allow the Fund to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Eagle Sub-Advisory Agreement because Eagle was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Eagle Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Eagle Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Eagle Sub-Advisory Agreement renewal.

N-Q Disclosure & Proxy Procedures (Unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (“portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov. In addition, the Funds are required to file Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. The Trust’s current Form N-PX is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Timothy Plan Notes to Financial Statements [123]

      BOARD OF TRUSTEES

Arthur D. Ally

Rick Copeland

Bill Johnson

Kathryn T. Martinez

John C. Mulder

Charles E. Nelson

Wesley W. Pennington

Scott Preissler

Alan Ross

David Tolliver

OFFICERS

Arthur D. Ally, President

Joseph E. Boatwright, Secretary

INVESTMENT ADVISER

Timothy Partners, LTD.

1055 Maitland Center Commons

Maitland, FL 32751

DISTRIBUTOR

Timothy Partners, LTD.

1055 Maitland Center Commons

Maitland, FL 32751

TRANSFER AGENT

Unified Fund Services, Inc.

2960 N Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145-1524

LEGAL COUNSEL

David Jones & Assoc., P.C.

395 Sawdust Road, Suite 2148

The Woodlands, TX 77380

For additional information or a prospectus, please call: 1-800-846-7526

Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds.

It is not authorized for distribution to prospective investors in the Funds unless preceded  or accompanied by an effective Prospectus which includes details regarding the Funds’

objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

HEADQUARTERS

The Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

(800) 846-7526

www.timothyplan.com

invest@timothyplan.com

SHAREHOLDER SERVICES

Unified Fund Services, Inc.

2960 N Meridian Street, Suite 300

Indianapolis, IN 46208

(800) 662-0201

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)     Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

   (a)(1)     Not Applicable – filed with annual report

(a)(2)     Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the

     Investment Company Act of 1940 are filed herewith.

(a)(3)     Not Applicable

(b)     Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Timothy Plan

By
*/s/Arthur D. Ally

     Arthur D. Ally, President

Date     9/8/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*      /s/Arthur D. Ally

Arthur D. Ally, President

Date     9/8/09

By
*     /s/Arthur D. Ally

Arthur D. Ally, Treasurer

Date     9/8/09